UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:   September 30, 2007
                                                  Estimated average burden
                                                  hours per response... 19.4


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

               BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Investment Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   September 30
                        ---------------

Date of reporting period:  September 30, 2005
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (01-05)

Item 1.  Baron Asset Fund Semi-Annual Report for the period ended
         September 30, 2005.

[registered castle logo]

                                     ANNUAL FINANCIAL REPORT                      SEPTEMBER 30, 2005
  B A R O N
  F U N D S (r)
                                     DEAR BARON FUNDS
                                     SHAREHOLDER:

BARON FUNDS

MANAGEMENT DISCUSSION OF
FUND PERFORMANCE:                    Attached you will find audited financial statements for Baron Asset Fund, Baron Growth
                                     Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund for
  BARON ASSET FUND ..........2       their fiscal years ended September 30, 2005. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.
  BARON GROWTH FUND .........4
                                     We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue
  BARON SMALL CAP FUND ......6       to work hard to justify your confidence.

  BARON iOPPORTUNITY FUND....8       Sincerely,

  BARON FIFTH AVENUE
   GROWTH FUND..............10

FUND EXPENSES...............12       /s/ Ronald Baron

STATEMENT OF NET ASSETS.....13           Ronald Baron
                                         Chairman and CEO
STATEMENTS OF ASSETS                     BAMCO, Inc.
  AND LIABILITIES...........21           November 23, 2005

STATEMENTS OF
  OPERATIONS................22
                                     /s/ Peggy Wong
STATEMENTS OF CHANGES
  IN NET ASSETS.............23           Peggy Wong
                                         Treasurer and CFO
NOTES TO FINANCIAL                       BAMCO, Inc.
  STATEMENTS................24           November 23, 2005

REPORT OF INDEPENDENT
  REGISTERED PUBLIC                      A description of the Funds' proxy voting policies and procedures is available without
  ACCOUNTING FIRM...........34           charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-
                                         99-BARON and on the SEC's website at www.sec.gov. The Funds' most current proxy
MANAGEMENT OF THE FUNDS.....35           voting record, Form N-PX, is also available on the Funds' website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

                                         The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the
                                         SEC's Public Reference Room may be obtained by calling 800-SEC-0330.
                                         ---------------
                                         Some of our comments are based on current management expectations and are considered
                                         "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as
                                         "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms.
                                         We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

                                         The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

767 Fifth Avenue                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal
NY, NY 10153                             value of an investment will fluctuate; an investor's shares, when redeemed, may be worth
212.583.2100                             more or less than their original cost.
1.800.99.BARON
BaronFunds.com

BARON ASSET FUND
-------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND** IN RELATION TO THE RUSSELL 2500* AND THE RUSSELL 2000*

                              [LINE GRAPH OMITTED]

       Date                   BAF           Russell 2000       Russell 2500
--------------------------------------------------------------------------------

     6/12/1987             $10,000            $10,000            $10,000
     9/30/1987              11,950             10,530             10,655
     9/30/1988              13,234              9,400              9,692
     9/30/1989              18,521             11,421             12,039
     9/30/1990              12,838              8,322              9,114
     9/30/1991              17,760             12,077             13,394
     9/30/1992              19,484             13,155             14,770
     9/30/1993              26,595             17,521             19,218
     9/30/1994              28,728             17,980             19,766
     9/30/1995              38,003             22,187             24,812
     9/30/1996              46,098             25,101             28,740
     9/30/1997              61,656             33,432             38,600
     9/30/1998              51,946             27,074             32,264
     9/30/1999              67,092             32,237             39,292
     9/30/2000              82,418             39,778             50,893
     9/30/2001              56,741             31,342             41,339
     9/30/2002              55,301             28,429             38,257
     9/30/2003              64,210             38,802             51,873
     9/30/2004              76,779             46,086             61,478
     9/30/2005              96,135             54,359             74,566

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2005

                                                                        SINCE
                                                                      INCEPTION
                          ONE YEAR     FIVE YEARS      TEN YEARS       06/12/87
--------------------------------------------------------------------------------
Baron Asset Fund**         25.21%         3.13%          9.73%          13.16%
Russell 2000*              17.95%         6.45%          9.37%           9.69%
Russell 2500*              21.29%         7.94%         11.63%          11.60%

-----------

    *The Russell 2000 and the Russell 2500 are unmanaged  indexes.  The Russell
     2000 measures the performance of small companies and the Russell 2500 of small to mid-sized companies. The Russell 2500, Russell 2000, and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the indexes.
   **Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

BARON ASSET FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
ChoicePoint, Inc.                                                          7.2%
Charles Schwab Corp.                                                       5.0%
Kerzner Intl., Ltd.                                                        5.0%
XTO Energy, Inc.                                                           4.0%
Wynn Resorts, Ltd.                                                         3.8%
Apollo Group, Inc., Cl A                                                   3.5%
Chicago Mercantile Exchange Holdings, Inc.                                 3.4%
WellPoint, Inc.                                                            3.4%
Vail Resorts, Inc.                                                         3.2%
Alexander's, Inc.                                                          3.2%
--------------------------------------------------------------------------------
                                                                          41.7%
--------------------------------------------------------------------------------

                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2005
                        (AS A PERCENTAGE OF NET ASSETS)

                           [PIE CHART GRAPHIC OMITTED]

Business Services                              12.5%
Recreation and Resorts                         12.3%
Financial Services - Brokerage and Exchanges    8.5%
Energy Services                                 6.9%
Education                                       5.7%
Real Estate                                     4.5%
Financial Services - Insurance                  4.4%
Home Building                                   3.6%
Healthcare Products                             3.4%
Healthcare Services - Insurance                 3.4%
Other                                          32.7%
Cash and Cash Equivalents                       2.1%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Asset Fund performed well in the Fiscal year ended September 30, 2005, gaining 25.21% which was better than the performance of the small and small to mid-cap indices, and significantly better than its small to mid-cap peers. The Russell 2000 gained 17.95% and the Russell 2500 gained 21.29% in the year ended September 30, 2005. According to Morningstar*, the small cap growth category (consisting of 689 funds at September 30, 2005) gained 18.53% and the mid-cap growth category (consisting of 785 funds at September 30, 2005) gained 20.29% in the year ending September 30, 2005.

Baron Asset Fund continued to outperform its Morningstar peer group of mid-cap growth funds for the three years ending September 30, 2005, and significantly outperformed the peer group for the five years ending September 30, 2005. The Fund gained 20.24% per year as compared to +19.58% per year for the Morningstar mid-cap growth category (consisting of 655 funds at September 30, 2005) for the three years ended September 30, 2005, and the Fund gained 3.13% per year as compared to -4.36% per year for the Morningstar mid-cap growth category (consisting of 464 funds at September 30, 2005) for the five years ended September 30, 2005.

BARON ASSET FUND INVESTS IN SMALL AND MEDIUM SIZED GROWTH COMPANIES FOR THE LONG-TERM. After a three-year bear market stock prices of small and mid-cap growth companies appreciated sharply again in the 2005 Fiscal year following strong years in 2003 and 2004. Baron Asset Fund invests in growth businesses while utilizing value oriented purchase and sell disciplines. The Fund seeks to invest in companies that we believe have significant long-term growth prospects at what we believe are reasonable priced. In Fiscal 2005, the Fund continued its program of further diversifying its investment portfolio by adding what we believe are well-financed, well-managed mid-cap growth businesses while reducing its investments in long term legacy holdings.

We believe the Fund is invested in businesses that will double in size within four years, and that these companies are selling in the market today at attractive levels.

The Fund's performance was not uniform across the year. Baron Asset Fund's performance was strong in the first Fiscal quarter, +16.35%, lost 0.61% in the second Fiscal quarter which was a smaller loss than the market indices, and was up 8.28% in the second half of the Fiscal year. The performance of the market indices was similarly strong in the first Fiscal quarter, weak in the second quarter and strong for the remaining two Fiscal quarters of the Fiscal year.

Baron Asset Fund's  performance  was not uniform across  industry  sectors.  The
Fund's performance was strong in the Energy, Financial Services-Brokerage and Exchanges, Home Building and Recreation & Resorts sectors. The Fund performed well with its Business Services, Healthcare Services-Insurance, Healthcare-Facilities, Retail-Consumer Staples and Real Estate sectors. The Fund was not significantly negatively impacted by its holdings in any single sector.

In Fiscal year 2006, the Fund intends to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. We intend to continue to identify companies through our independent research efforts. We expect the Fund will remain diversified not only by industry and investment themes, but also by external factors we identify that could affect company performance. This approach to investing in companies, not trading of stocks, we believe will allow the Fund to produce above average rates of return while keeping an attractive risk profile.

---------------
* The Morningstar composites are not weighted and represent the straight average of the annualized returns of each of the funds in the categories.

BARON GROWTH FUND
--------------------------------------------------------------------------------

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
             IN BARON GROWTH FUND** IN RELATION TO THE RUSSELL 2000*

                              [LINE GRAPH OMITTED]

        Date                  BGF            Russell 2000
--------------------------------------------------------------------------------

      1/3/1995             $10,000            $10,000
     9/30/1995              14,770             12,573
     9/30/1996              18,575             14,224
     9/30/1997              25,469             18,945
     9/30/1998              20,855             15,341
     9/30/1999              29,868             18,267
     9/30/2000              35,431             22,541
     9/30/2001              33,286             17,760
     9/30/2002              34,956             16,108
     9/30/2003              42,333             21,988
     9/30/2004              50,463             26,115
     9/30/2005              59,591             30,803

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2005

                                                                        SINCE
                                                                      INCEPTION
                          ONE YEAR     FIVE YEARS      TEN YEARS       12/31/94
--------------------------------------------------------------------------------
Baron Growth Fund**        18.09%        10.96%         14.97%          18.06%
Russell 2000*              17.95%         6.45%          9.37%          11.03%

-----------

    *The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the Russell 2000.
   **Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

BARON GROWTH FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
Encore Acquisition Co.                                                     2.9%
Wynn Resorts, Ltd.                                                         2.4%
Station Casinos, Inc.                                                      2.2%
Jefferies Group, Inc.                                                      2.1%
Kerzner Intl., Ltd.                                                        2.0%
Four Seasons Hotels, Inc.                                                  1.9%
Edwards Lifesciences Corp.                                                 1.8%
CB Richard Ellis Group, Inc.                                               1.7%
Community Health Systems, Inc.                                             1.7%
Carter's, Inc.                                                             1.6%
--------------------------------------------------------------------------------
                                                                          20.3%
--------------------------------------------------------------------------------

                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2005
                        (AS A PERCENTAGE OF NET ASSETS)

                           [PIE CHART GRAPHIC OMITTED]

Recreation and Resorts                           9.4%
Retail-Specialty Stores                          6.8%
Energy Services                                  6.4%
Education                                        5.2%
Restaurants                                      5.1%
Financial Services-Banking                       4.5%
Healthcare Facilities                            4.4%
Healthcare Services                              4.2%
Real Estate                                      3.7%
Healthcare Services - Insurance                  3.5%
Other                                           38.1%
Cash and Cash Equivalents                        8.7%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Growth Fund performed well in the Fiscal year ended September 30, 2005 gaining 18.09% which was about the same as the Russell 2000, +17.95% and its small cap growth peers. According to Morningstar*, the small cap growth category (consisting of 689 funds at September 30, 2005) gained 18.53% in the year ending September 30, 2005.

BARON GROWTH FUND INVESTS IN SMALL SIZED GROWTH COMPANIES. The stock prices of small cap stocks continued to outperform the performance of larger cap stocks in Fiscal 2005. Baron Growth Fund is a long term investor in businesses. The Fund utilizes an investment approach that allows it to look beyond the current environment and develop conviction, through its own independent research of companies, in the potential profitability of a business, and therefore its value in the future. The Fund invests in what we believe are great businesses that can be purchased opportunistically at what we believe are attractive prices.

The Fund's performance was not uniform across the year. Baron Growth Fund's performance was strong in the first Fiscal quarter, +15.29%, and its performance was only up marginally for the rest of the Fiscal year. The performance of the market indices was strong in the first Fiscal quarter, but weak in the second quarter, and then strong in the third and fourth quarter of the Fiscal year.

Baron Growth Fund's performance was not uniform across industry sectors. The Fund's best performing sectors were Energy and Recreation & Resorts. The Fund performed well with its Apparel, Communications, Healthcare-Facilities, Real Estate and Financial Services-Brokerage investments. The Fund was negatively impacted by its holdings in Financial Services-Miscellaneous, Retail-Specialty Stores and Healthcare-Insurance investments.

In Fiscal 2006 the Fund intends to continue to be invested in small companies that have the potential to appreciate in value at least 100% during the next four years. We believe the Fund is invested in businesses that have the potential to grow substantially in the years ahead.

---------------
* The Morningstar composites are not weighted and represent the straight average of the annualized returns of each of the funds in the categories.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

   COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP
                    FUND** IN RELATION TO THE RUSSELL 2000*

                              [LINE GRAPH OMITTED]

       Date                   BSC            Russell 2000
--------------------------------------------------------------------------------

     9/30/1997             $10,000            $10,000
     9/30/1998               8,610              8,098
     9/30/1999              13,370              9,643
     9/30/2000              16,050             11,898
     9/30/2001              13,027              9,375
     9/30/2002              14,095              8,503
     9/30/2003              18,210             11,606
     9/30/2004              20,236             13,785
     9/30/2005              25,003             16,260

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2005


                                                                         SINCE
                                                                      INCEPTION
                                         ONE YEAR     FIVE YEARS       09/30/97
--------------------------------------------------------------------------------
Baron Small Cap Fund **                   23.56%          9.27%         12.14%
Russell 2000*                             17.95%          6.45%          6.26%

-----------

    *The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the Russell 2000.

   **Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
Eagle Materials, Inc., Common and Cl B                                     4.3%
Alamosa Hldgs., Inc.                                                       3.4%
American Tower Corp., Cl A                                                 2.9%
FLIR Systems, Inc.                                                         2.7%
United Surgical Partners Intl., Inc.                                       2.6%
Immucor, Inc.                                                              2.4%
Brookfield Homes Corp.                                                     2.4%
Gaylord Entertainment Co.                                                  2.4%
Actuant Corp., Cl A                                                        2.0%
Anteon Intl. Corp.                                                         1.9%
--------------------------------------------------------------------------------
                                                                          27.0%
--------------------------------------------------------------------------------

                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2005
                        (AS A PERCENTAGE OF NET ASSETS)

                           [PIE CHART GRAPHIC OMITTED]

Communications                             10.1%
Recreation and Resorts                      7.0%
Retail - Specialty  Stores                  6.6%
Medical Equipment                           6.1%
Government Services                         5.8%
Restaurants                                 5.7%
Education                                   5.6%
Business Services                           4.5%
Building Materials                          4.3%
Real Estate                                 4.2%
Other                                      35.3%
Cash and Cash Equivalents                   4.8%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Small Cap Fund performed well in the Fiscal year ended September 30, 2005, both on an absolute basis and relative to the market indices and its peers. The Fund was up 23.56% in the year ending September 30, 2005. The Fund outperformed the Russell 2000, +17.95%, and performed significantly better than the small cap growth category (consisting of 689 funds at September 30, 2005) which according to Morningstar* rose 18.53% for the twelve months ending September 30, 2005. According to Morningstar, the Fund has significantly outperformed its small cap growth peers (consisting of 421 funds at September 30, 2005) in the five year period ending September 30, 2005, +9.27% per year versus -1.45% per year.

BARON SMALL CAP FUND INVESTS IN SMALL CAP GROWTH COMPANIES. Small cap growth stocks continued to perform well in the 2005 Fiscal year following a strong 2003 and 2004 and before that a three-year bear market. The Fund has investments in companies it believes will prosper and experience substantial growth in the years ahead.

The Fund's performance was not uniform across the year. The Fund's performance was strong in the first Fiscal quarter, +18.21%, performed well in the 3rd Fiscal quarter, +3.38%, and was nearly unchanged in the other two quarters of the Fiscal year. The Russell 2000 was strong in the first Fiscal quarter, +14.09%, but weak in the second Fiscal quarter, -5.34%, and then strong again in the last two quarters of the Fiscal year.

The performance of Baron Small Cap Fund was not uniform across sectors. The Fund experienced strong performance in Communications, Building Material and Medical Equipment. The Fund performed well with its investments in Consulting, Government Services, Healthcare-Facilities, Healthcare-Products, Home Building and Real Estate. The Fund did not perform well with its investments in Specialty Retail.

In Fiscal 2006, the Fund intends to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. The Fund intends to continue to invest in smaller "Growth Companies" that have what we believe are significant long-term growth prospects that can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors; "Fallen Angels" that we believe have strong long- term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity; and "Special Situations", including spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

---------------

   * The Morningstar composites are not weighted and represent the straight average of the annualized returns of each of the funds in the categories.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
                 IN BARON iOPPORTUNITY FUND** IN RELATION TO THE
                         S&P 500* AND NASDAQ COMPOSITE*

                              [LINE GRAPH OMITTED]

        Date                  BiO             S & P 500           NASDAQ
--------------------------------------------------------------------------------

     2/29/2000             $10,000            $10,000            $10,000
     9/30/2000               8,760             10,582              7,820
     9/30/2001               4,105              7,760              3,191
     9/30/2002               3,643              6,173              2,496
     9/30/2003               6,503              7,673              3,805
     9/30/2004               7,607              8,737              4,039
     9/30/2005               9,193              9,809              4,581

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2005

                                                                         SINCE
                                                                       INCEPTION
                                         ONE YEAR     FIVE YEARS        02/29/00
--------------------------------------------------------------------------------
Baron iOpportunity Fund **                20.84%          0.97%         -1.50%
NASDAQ Composite*                         13.44%        -10.14%         13.05%
S&P 500*                                  12.27%         -1.50%         -0.34%

-----------
    *The NASDAQ Composite,  and the S&P 500 are unmanaged  indexes.  The NASDAQ
     Composite tracks the performance of market-value weighted common stocks listed on NASDAQ; and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The NASDAQ Composite is without dividends. The S&P 500 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the S&P 500.

   **Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance data also does not reflect the imposition of a short-term trading fee of 1% on redemptions of the Fund's shares held for less than six months.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
Getty Images, Inc.                                                         4.1%
American Tower Corp., Cl A                                                 3.9%
Chicago Mercantile Exchange Holdings, Inc.                                 3.5%
Google, Inc.                                                               3.3%
Charles Schwab Corp.                                                       3.2%
Dell, Inc.                                                                 3.2%
Monster Worldwide, Inc.                                                    2.9%
SBA Communications Corp.                                                   2.9%
Time Warner, Inc.                                                          2.8%
Flextronics Intl., Ltd.                                                    2.6%
--------------------------------------------------------------------------------
                                                                          32.4%
--------------------------------------------------------------------------------


                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2005
                        (AS A PERCENTAGE OF NET ASSETS)

                           [PIE CHART GRAPHIC OMITTED]

Communications                                 18.3%
Financial Services - Brokerage & Exchanges     11.3%
Advertising Services                           11.2%
Business Services                               9.9%
Media                                           9.2%
Retail-Specialty Stores                         5.4%
Enterprise Hardware                             5.2%
Consumer Services                               4.7%
Real Estate                                     4.4%
Manufacturing                                   2.7%
Other                                          10.2%
Cash and Cash Equivalents                       7.5%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron iOpportunity Fund's performance was strong, +20.84%, in the Fiscal year ending September 30, 2005. The Fund's relative performance was also strong during this period. The S&P 500 gained 12.27% and the NASDAQ Composite gained 13.44% for year ended September 30, 2005.

The market continued to recover from the three-year bear market after a strong 2003 and 2004. Baron iOpportunity Fund with its investments in technology driven companies across all sectors of the economy outperformed the technology funds and the market in general in the year ending September 30, 2005. Baron iOpportunity Fund, like the other Baron Funds, utilizes value purchase disciplines while investing in growth companies that we believe have significant long term information technology opportunities.

The performance of Baron iOpportunity Fund was not uniform across the year. The Fund's performance was strong in the first quarter of the Fiscal year, +19.79%, weak in the second quarter of the year, -10.79% and strong again in the third quarter, +5.19% and fourth quarter, +7.51%. While the Fund lagged the NASDAQ Composite in the second quarter, it significantly outperformed the Composite in the first, third and fourth quarters of the Fiscal year.

The performance of Baron iOpportunity Fund was not uniform across sectors. The Fund invests across industries in companies benefiting from the Internet and the rapidly changing information technology environment. The Fund realized strong gains in its investments in Advertising Services, Communications and Financial Services-Brokerage. The Fund was positively impacted by its investments in Leisure and Real Estate. The Fund was negatively impacted by its holdings in Business Services and Gaming Services.

In Fiscal 2006, the Fund intends to continue to invest in both Internet- related businesses, as well as established companies that we believe have significant and scalable information technology growth opportunities.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

      COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND** IN RELATION TO THE S&P 500*

                              [LINE GRAPH OMITTED]

       Date                  BFIFTH            S & P 500
--------------------------------------------------------------------------------

     4/30/2004             $10,000            $10,000
     9/30/2004               9,890             10,131
     9/30/2005              11,560             11,380

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2005

                                                         SINCE
                                                       INCEPTION
                                         ONE YEAR      04/30/2004
--------------------------------------------------------------------------------
Baron Fifth Avenue Growth Fund**          16.89%         10.77%
S&P 500*                                  12.27%          9.55%

-----------

    *The S&P 500 is an unmanaged index that measures the performance of larger-cap equities in the stock market in general. The S&P 500 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the S&P 500.
   **Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
American Tower Corp., Cl A                                                 2.6%
Iron Mountain, Inc.                                                        2.4%
XTO Energy, Inc.                                                           2.4%
Dell, Inc.                                                                 2.3%
MGM Mirage, Inc.                                                           2.3%
Getty Images, Inc.                                                         2.2%
Carnival Corp.                                                             2.2%
Google, Inc.                                                               2.1%
Bed Bath & Beyond, Inc.                                                    2.1%
T. Rowe Price Group, Inc.                                                  2.0%
--------------------------------------------------------------------------------
                                                                          22.6%
--------------------------------------------------------------------------------


                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2005
                        (AS A PERCENTAGE OF NET ASSETS)

                           [PIE CHART GRAPHIC OMITTED]

Media                                         10.4%
Retail - Specialty Stores                      8.5%
Retail Consumer Staples                        6.6%
Recreation and Resorts                         6.3%
Financial Services - Brokerage & Exchanges     6.1%
Communications                                 5.3%
Advertising Services                           4.4%
Energy Services                                4.0%
Enterprise Hardware                            3.7%
Financial Services - Insurance                 3.5%
Other                                         35.0%
Cash and Cash Equivalents                      6.2%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Fifth Avenue Growth Fund was launched on April 30, 2004. The Fund performed well in the Fiscal year ending September 30, 2005. The Fund gained 16.89% and outperformed the S&P 500 which gained 12.27% and its large cap growth peers (consisting of 1359 funds at September 30, 2005) which according to Morningstar* gained 13.39% in the twelve months ending September 30, 2005.

Baron Fifth Avenue Growth Fund's performance was not uniform across the year. The Fund's performance was strong in the first Fiscal quarter, +10.92%, weak in the second quarter, -4.74%, and strong again in the last two quarters of the Fiscal year, +7.08% and +3.31%, respectively.

Baron Fifth Avenue Growth Fund's performance was not uniform across industry sectors. The Fund's performance was led by its strong performance in the Advertising Services, Energy and Brokerage Financial Services sectors. The Fund performed well with its investments in Communication, Healthcare- Insurance, Real Estate, Recreation & Resorts and Specialty Retail. The Fund was not significantly negatively impacted by its investments in any single sector.

Baron Fifth Avenue Growth Fund is a long term investor in what we believe are some of the best companies in America. The Fund is invested in larger companies which we believe have significant growth opportunities. We believe growth stocks, in general, and more specifically the stocks of those companies in which the Fund has made investments are selling at attractive prices relative to their long term prospects. As the investment world continues to focus on short term events and short term company fundamentals, we believe the Fund will be able to achieve above average rates of return by opportunistically purchasing what we believe are great companies at attractive prices when short term results are not indicative of long term business prospects.

While the Fund is only one and half years old, we are pleased with its performance so far. We are cautiously optimistic that Fiscal 2006 will prove to be another good year for Baron Fifth Avenue Growth Fund.

---------------
   * The Morningstar composites are not weighted and represent the straight average of the annualized returns of each of the funds in the categories.

BARON FUNDS
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Transaction costs, as in the case of Baron iOpportunity Fund, may include redemption fees. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on April 1, 2005 and held for six months ended September 30, 2005.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN*

                                                                                                      EXPENSES
                                                   BEGINNING            ENDING         ANNUALIZED       PAID
                                  ACTUAL TOTAL   ACCOUNT VALUE      ACCOUNT VALUE        EXPENSE     DURING THE
                                     RETURN      APRIL 1, 2005    SEPTEMBER 30, 2005     RATIOS       PERIOD #
                                  ------------   -------------    ------------------   ----------    ----------
BARON ASSET FUND                      8.28%          $1,000             $1,083            1.34%        $ 7.00
BARON GROWTH FUND                     0.99%           1,000              1,010            1.31%          6.60
BARON SMALL CAP FUND                  4.06%           1,000              1,041            1.32%          6.75
BARON iOPPORTUNITY FUND              13.09%           1,000              1,131            1.50%          8.01
BARON FIFTH AVENUE GROWTH FUND       10.62%           1,000              1,106            1.40%          7.39

---------------
* For the six months ended September 30, 2005. Assumes all reinvestment of dividends and capital gain distributions, if any.
# Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent Fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN*

                                                                                                      EXPENSES
                                  HYPOTHETICAL     BEGINNING            ENDING         ANNUALIZED       PAID
                                   ANNUALIZED    ACCOUNT VALUE      ACCOUNT VALUE        EXPENSE     DURING THE
                                  TOTAL RETURN   APRIL 1, 2005    SEPTEMBER 30, 2005     RATIOS       PERIOD #
                                  ------------   -------------    ------------------   ----------    ----------
BARON ASSET FUND                      5.00%          $1,000             $1,018            1.34%        $6.78
BARON GROWTH FUND                     5.00%           1,000              1,018            1.31%         6.63
BARON SMALL CAP FUND                  5.00%           1,000              1,018            1.32%         6.68
BARON iOPPORTUNITY FUND               5.00%           1,000              1,017            1.50%         7.59
BARON FIFTH AVENUE GROWTH FUND        5.00%           1,000              1,018            1.40%         7.08

---------------
*    For the six months ended September 30, 2005.
# Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent Fiscal half-year, then divided by 365.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2005

     Shares                                               Cost              Value
 -------------------------------------------------------------------------------------
COMMON STOCKS (97.50%)
 -------------------------------------------------------------------------------------
              ADVERTISING SERVICES (0.48%)
    150,000   Getty Images, Inc.*                   $    10,110,290    $    12,906,000

              APPAREL (1.87%)
  1,000,000   Polo Ralph Lauren Corp., Cl A              19,737,919         50,300,000

              BUSINESS SERVICES (12.51%)
    675,000   Brown & Brown, Inc.                        27,801,280         33,540,750
  4,500,000   ChoicePoint, Inc.*                         52,047,773        194,265,000
  1,225,000   Iron Mountain, Inc.*                       33,816,735         44,957,500
  1,150,000   Robert Half Intl., Inc.*                    1,202,006         40,928,500
    600,000   SEI Investments Co.                        22,537,033         22,548,000
                                                    ---------------    ---------------
                                                        137,404,827        336,239,750

              CONSULTING (1.80%)
  1,250,000   Hewitt Associates, Inc.*                   30,901,952         34,100,000
    280,000   Moody's Corp.                               7,256,123         14,302,400
                                                    ---------------    ---------------
                                                         38,158,075         48,402,400

              CONSUMER SERVICES (1.09%)
    250,000   H&R Block, Inc.                             5,226,858          5,995,000
    450,000   Weight Watchers Intl., Inc.*               12,953,988         23,211,000
                                                    ---------------    ---------------
                                                         18,180,846         29,206,000

              EDUCATION (5.68%)
  1,400,000   Apollo Group, Inc., Cl A*                  14,084,763         92,946,000
  1,275,000   DeVry, Inc.*                                7,614,588         24,288,750
  1,100,000   Education Mgmt. Corp.*                      6,886,519         35,464,000
                                                    ---------------    ---------------
                                                         28,585,870        152,698,750
              ENERGY SERVICES (6.94%)
    165,000   Arch Coal, Inc.                             7,836,342         11,137,500
    500,000   SEACOR Holdings, Inc.*                     14,322,278         36,290,000
    200,000   Ultra Petroleum Corp.*                      4,847,419         11,376,000
    168,815   Valero Energy Corp.                        12,116,374         19,086,224
  2,400,000   XTO Energy, Inc.                           18,213,449        108,768,000
                                                    ---------------    ---------------
                                                         57,335,862        186,657,724

              FINANCIAL SERVICES -- ASSET
                MANAGEMENT (2.97%)
     82,900   Alliance Capital Management
                Holding L.P.                              3,897,453          3,966,765
    650,000   Eaton Vance Corp.                          12,749,664         16,133,000
    850,000   Nuveen Investments, Inc.                   28,950,827         33,481,500
    400,000   T. Rowe Price Group, Inc.                  21,584,167         26,120,000
                                                    ---------------    ---------------
                                                         67,182,111         79,701,265

              FINANCIAL SERVICES -- BANKING (1.20%)
    275,000   City National Corp.                        19,920,112         19,274,750
    425,000   Commerce Bancorp, Inc.                     10,525,979         13,043,250
                                                    ---------------    ---------------
                                                         30,446,091         32,318,000

              FINANCIAL SERVICES -- BROKERAGE AND
                EXCHANGES (8.50%)
  9,400,000   Charles Schwab Corp.                       23,571,677        135,642,000
    275,000   Chicago Mercantile Exchange
                Holdings, Inc.                           20,044,179         92,757,500
                                                    ---------------    ---------------
                                                         43,615,856        228,399,500

              FINANCIAL SERVICES --
                INSURANCE (4.41%)
  1,000,000   Arch Capital Group, Ltd.*                  33,841,383         49,590,000
    800,000   Assurant, Inc.                             25,946,595         30,448,000
  1,350,000   Axis Capital Holdings, Ltd.                34,853,219         38,488,500
                                                    ---------------    ---------------
                                                         94,641,197        118,526,500

              FINANCIAL SERVICES --
                MISCELLANEOUS (2.40%)
    200,000   CapitalSource, Inc.*                        4,596,873          4,360,000
  1,200,000   First Marblehead Corp.*                    45,374,185         30,480,000
    125,000   The Student Loan Corp.                     17,812,742         29,610,000
                                                    ---------------    ---------------
                                                         67,783,800         64,450,000

     Shares                                               Cost              Value
 -------------------------------------------------------------------------------------

              HEALTHCARE FACILITIES (3.30%)
    800,000   Community Health Systems, Inc.*       $    20,710,259    $    31,048,000
  1,500,000   Manor Care, Inc.                           32,956,389         57,615,000
                                                    ---------------    ---------------
                                                         53,666,648         88,663,000

              HEALTHCARE PRODUCTS (3.44%)
    540,000   DENTSPLY International, Inc.               23,319,203         29,170,800
    800,000   Henry Schein, Inc.*                        22,796,151         34,096,000
    200,000   The Cooper Companies, Inc.                 13,746,522         15,322,000
    200,000   Zimmer Holdings, Inc.*                      6,087,903         13,778,000
                                                    ---------------    ---------------
                                                         65,949,779         92,366,800

              HEALTHCARE SERVICES (2.46%)
    250,000   Caremark Rx, Inc.*                          5,389,305         12,482,500
    525,000   Charles River Laboratories Intl.,
              Inc.*                                      16,106,774         22,900,500
    425,000   Fisher Scientific Intl., Inc.*             24,522,276         26,371,250
     75,000   Stericycle, Inc.*                           4,288,398          4,286,250
                                                    ---------------    ---------------
                                                         50,306,753         66,040,500

              HEALTHCARE SERVICES --
                INSURANCE (3.39%)
  1,200,000   WellPoint, Inc.*                           33,488,049         90,984,000

              HOME BUILDING (3.64%)
     50,000   NVR, Inc.*                                 17,016,424         44,247,500
  1,200,000   Toll Brothers, Inc.*                       24,270,884         53,604,000
                                                    ---------------    ---------------
                                                         41,287,308         97,851,500

              HOTELS AND LODGING (2.59%)
    545,500   Choice Hotels Intl., Inc.                   5,486,878         35,261,120
    600,000   Four Seasons Hotels, Inc.                  21,913,206         34,440,000
                                                    ---------------    ---------------
                                                         27,400,084         69,701,120

              MEDIA (1.63%)
    200,000   Cox Radio, Inc., Cl A*                      1,202,695          3,040,000
    260,000   Radio One, Inc., Cl A*                      2,068,065          3,420,300
    400,000   Radio One, Inc., Cl D*                      2,671,005          5,260,000
    625,000   Saga Comm., Inc., Cl A*                     2,476,020          8,312,500
    350,000   Univision Comm., Inc., Cl A*                3,148,975          9,285,500
    400,000   XM Satellite Radio Holdings, Inc.,
               Cl A*                                     10,264,436         14,364,000
                                                    ---------------    ---------------
                                                         21,831,196         43,682,300

              REAL ESTATE (4.46%)
    314,000   Alexander's, Inc.*#                        20,453,936         84,780,000
    600,000   CB Richard Ellis Group, Inc.*              20,815,727         29,520,000
    141,844   Corrections Corp. of America*                   1,418          5,631,207
                                                    ---------------    ---------------
                                                         41,271,081        119,931,207

              RECREATION AND RESORTS (12.33%)
    250,000   Boyd Gaming Corp.                          11,330,524         10,780,000
  2,400,000   Kerzner Intl., Ltd.*#                      77,808,281        133,320,000
  3,000,000   Vail Resorts, Inc.*#                       61,273,805         86,250,000
    850,000   Wynn Resorts, Ltd.*                        19,006,090         38,377,500
  1,459,408   Wynn Resorts, Ltd.*@                       30,030,772         62,597,657
                                                    ---------------    ---------------
                                                        199,449,472        331,325,157

              RESTAURANTS (0.87%)
    750,000   The Cheesecake Factory, Inc.*              15,604,748         23,430,000

              RETAIL -- CONSUMER STAPLES (2.00%)
    400,000   Whole Foods Market, Inc.                   19,142,059         53,780,000

              RETAIL -- SPECIALTY STORES (2.58%)
    550,000   CarMax, Inc.*                              14,602,973         17,198,500
    100,000   Dollar Tree Stores, Inc.*                     506,349          2,165,000
    225,000   Ethan Allen Interiors, Inc.                 6,129,012          7,053,750
    500,000   O'Reilly Automotive, Inc.*                 12,587,918         14,090,000
    725,000   Tiffany & Co.                              23,301,801         28,833,250
                                                    ---------------    ---------------
                                                         57,128,053         69,340,500

                       See Notes to Financial Statements

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2005

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------
             TRANSPORTATION (2.85%)
  750,000    C. H. Robinson Worldwide, Inc.       $    27,854,391    $    48,090,000
  500,000    Expeditors International of
              Washington, Inc.                         24,492,142         28,390,000
                                                  ---------------    ---------------
                                                       52,346,533         76,480,000

             UTILITY SERVICES (2.11%)
2,205,000    Southern Union Co.*                       27,564,041         56,822,850
                                                  ---------------    ---------------
TOTAL COMMON STOCKS                                 1,319,618,548      2,620,204,823
                                                  ---------------    ---------------
------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.35%)
------------------------------------------------------------------------------------
             EDUCATION (0.01%)
  105,264    Apollo International, Inc. S-A CV
              Pfd.*@#                                   2,000,016            400,000

             HEALTHCARE SERVICES (0.34%)
    5,849    Somerford Corp. S-A Conv. Pfd.* @          9,090,399          9,090,397
                                                  ---------------    ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                     11,090,415          9,490,397
                                                  ---------------    ---------------

Principal Amount                                          Cost              Value
--------------------------------------------------------------------------------------
CORPORATE BONDS (0.10%)
--------------------------------------------------------------------------------------
              HEALTHCARE SERVICES
$ 2,666,667   Somerford Corp. 8.50%
                Sub. Conv. Deb.
                due 04/23/2006@                     $     2,666,667    $     2,666,667
                                                    ---------------    ---------------
--------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (1.97%)
--------------------------------------------------------------------------------------
 20,000,000   Citicorp 3.65%
                due 10/03/2005                           20,000,000         20,000,000
 33,000,000   Steamboat Funding 3.77%
                due 10/05/2005                           33,000,000         33,000,000
                                                    ---------------    ---------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                             53,000,000         53,000,000
                                                    ---------------    ---------------
TOTAL INVESTMENTS (99.92%)                          $ 1,386,375,630      2,685,361,887
                                                    ===============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.08%)                                                    2,079,938
                                                                       ---------------
NET ASSETS (EQUIVALENT TO $56.52 PER
 SHARE BASED ON 47,549,752 SHARES
 OUTSTANDING)                                                          $ 2,687,441,825
                                                                       ===============

---------------
%   Represents percentage of net assets
@   See Note 7 regarding restricted and fair valued securities.
#   See Note 9 regarding "affiliated investments".
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2005

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (90.07%)
------------------------------------------------------------------------------------
             ADVERTISING SERVICES (1.10%)
  350,000    Getty Images, Inc.*                  $     7,538,649    $    30,114,000
  950,000    Harte-Hanks, Inc.                         21,592,613         25,108,500
                                                  ---------------    ---------------
                                                       29,131,262         55,222,500

             APPAREL (1.65%)
1,450,000    Carter's, Inc.*#                          39,178,712         82,360,000

             BUILDING MACHINERY (0.48%)
  525,000    Tractor Supply Co.*                       19,687,111         23,966,250

             BUSINESS SERVICES (2.94%)
  300,000    Brown & Brown, Inc.                        9,830,329         14,907,000
1,600,000    ChoicePoint, Inc.*                        35,852,211         69,072,000
1,275,000    CoPart, Inc.*                             30,167,238         30,434,250
1,200,000    Gevity HR, Inc.                           23,307,192         32,688,000
                                                  ---------------    ---------------
                                                       99,156,970        147,101,250

             CHEMICAL (1.12%)
  925,000    Senomyx, Inc.*                             8,395,597         15,752,750
1,550,000    Symyx Technologies, Inc.*                 24,306,392         40,486,000
                                                  ---------------    ---------------
                                                       32,701,989         56,238,750

             COMMUNICATIONS (2.78%)
2,200,000    American Tower Corp., Cl A*                8,043,690         54,890,000
  800,000    Crown Castle Intl. Corp.*                  3,043,908         19,704,000
  840,000    Equinix, Inc.*                            26,832,685         34,986,000
1,900,000    SBA Communications Corp.*                  7,524,467         29,355,000
                                                  ---------------    ---------------
                                                       45,444,750        138,935,000

             CONSULTING (1.00%)
1,320,000    Hewitt Associates, Inc.*                  32,467,626         36,009,600
  600,000    LECG Corp.*                               12,477,679         13,800,000
                                                  ---------------    ---------------
                                                       44,945,305         49,809,600

             CONSUMER SERVICES (1.40%)
  825,000    Chemed Corp.                              30,319,063         35,755,500
1,075,000    Morningstar, Inc.*                        22,528,468         34,400,000
                                                  ---------------    ---------------
                                                       52,847,531         70,155,500

             EDUCATION (5.16%)
3,700,000    DeVry, Inc.*#                             62,024,338         70,485,000
2,500,000    Education Mgmt. Corp.*                    58,705,529         80,600,000
  700,000    Strayer Education, Inc.                   57,859,739         66,164,000
1,150,000    Universal Technical Institute,
              Inc.*                                    31,350,206         40,951,500
                                                  ---------------    ---------------
                                                      209,939,812        258,200,500

             ENERGY SERVICES (6.36%)
  475,000    Carbo Ceramics, Inc.                      29,997,072         31,345,250
3,700,000    Encore Acquisition Co.*#                  64,684,811        143,745,000
1,100,000    FMC Technologies, Inc.*                   25,188,996         46,321,000
  300,000    Foundation Coal Holdings, Inc.            11,010,993         11,535,000
  400,000    Petroleum Helicopters, Inc.*              10,077,790         12,408,000
  325,000    Range Resources Corp.                      8,333,342         12,548,250
  440,000    SEACOR Holdings, Inc.*                    17,768,097         31,935,200
  650,000    Whiting Petroleum Corp.*                  22,550,925         28,496,000
                                                  ---------------    ---------------
                                                      189,612,026        318,333,700

             FINANCIAL SERVICES --
              ASSET MANAGEMENT (1.97%)
  350,000    BlackRock, Inc., Cl A                      7,036,572         31,017,000
1,400,000    Cohen & Steers, Inc.                      20,654,871         28,000,000
  650,000    Eaton Vance Corp.                         11,290,146         16,133,000
  260,000    GAMCO Investors, Inc. (formerly
              Gabelli Asset Mgmt., Inc., Cl A)          3,811,537         11,921,000
  290,000    Nuveen Investments, Inc.                   7,748,686         11,423,100
                                                  ---------------    ---------------
                                                       50,541,812         98,494,100

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
             FINANCIAL SERVICES -- BANKING (4.51%)
2,000,000    Amegy Bancorporation, Inc.           $    38,945,228    $    45,260,000
  650,000    Cathay General Bancorp                    23,733,873         23,049,000
  850,000    Center Financial Corp.#                   18,904,650         19,975,000
  525,000    Central Pacific Financial Corp.           18,332,584         18,469,500
1,300,000    First Republic Bank                       40,949,132         45,799,000
4,000,000    UCBH Holdings, Inc.                       80,006,240         73,280,000
                                                  ---------------    ---------------
                                                      220,871,707        225,832,500

             FINANCIAL SERVICES -- BROKERAGE &
              EXCHANGES (2.56%)
1,000,000    International Securities
              Exchange, Inc.*                          27,415,686         23,400,000
2,400,000    Jefferies Group, Inc.                     73,517,475        104,520,000
                                                  ---------------    ---------------
                                                      100,933,161        127,920,000

             FINANCIAL SERVICES -- INSURANCE (1.63%)
1,650,000    Arch Capital Group, Ltd.*                 51,045,431         81,823,500

             FINANCIAL SERVICES --
              MISCELLANEOUS (2.02%)
1,000,000    CheckFree Corp.*                          18,042,917         37,820,000
2,500,000    First Marblehead Corp.*                   78,581,847         63,500,000
                                                  ---------------    ---------------
                                                       96,624,764        101,320,000

             FOOD AND AGRICULTURE (1.09%)
1,300,000    Ralcorp Hldgs., Inc.*                     49,808,236         54,496,000

             GAMING SERVICES (1.27%)
  650,000    Scientific Games Corp.*                   14,358,938         20,150,000
1,650,000    Shuffle Master, Inc.*                     45,610,427         43,609,500
                                                  ---------------    ---------------
                                                       59,969,365         63,759,500

             GOVERNMENT SERVICES (0.98%)
1,150,000    Anteon Intl. Corp.*                       34,526,770         49,174,000

             HEALTHCARE FACILITIES (4.38%)
2,200,000    Community Health Systems, Inc.*           55,160,342         85,382,000
1,800,000    Manor Care, Inc.                          33,815,991         69,138,000
1,650,000    United Surgical Partners Intl.,
              Inc.*                                    23,181,527         64,531,500
                                                  ---------------    ---------------
                                                      112,157,860        219,051,500

             HEALTHCARE PRODUCTS (2.44%)
1,950,000    DepoMed, Inc.*                            11,124,661         12,636,000
2,000,000    Edwards Lifesciences Corp.*               59,602,586         88,820,000
  275,000    INAMED Corp.*                             12,316,626         20,812,000
                                                  ---------------    ---------------
                                                       83,043,873        122,268,000

             HEALTHCARE SERVICES (4.21%)
1,703,200    Charles River Laboratories Intl.,
              Inc.*                                    52,306,788         74,293,584
  750,000    Gen-Probe, Inc.*                          31,671,124         37,087,500
  160,000    IDEXX Laboratories, Inc.*                  9,006,923         10,700,800
  650,000    LabOne, Inc.*                             22,795,231         28,275,000
1,600,000    Odyssey Healthcare, Inc.*                 18,550,503         27,152,000
1,100,000    PRA International*                        25,870,873         33,341,000
                                                  ---------------    ---------------
                                                      160,201,442        210,849,884

             HEALTHCARE SERVICES --
             INSURANCE (3.55%)
3,800,000    AMERIGROUP Corp.*#                        70,530,101         72,656,000
3,199,500    Centene Corp.*#                           30,057,986         80,083,485
1,100,000    Universal American Financial
              Corp.*                                   25,935,107         25,014,000
                                                  ---------------    ---------------
                                                      126,523,194        177,753,485

             HOME BUILDING (1.10%)
  100,000    Beazer Homes USA, Inc.                     3,848,651          5,867,000
  150,000    Brookfield Homes Corp.                     1,213,559          8,329,500
  800,000    Hovnanian Enterprises, Inc.*              19,881,886         40,960,000
                                                  ---------------    ---------------
                                                       24,944,096         55,156,500

             HOTELS AND LODGING (2.91%)
  795,400    Choice Hotels Intl., Inc.                  9,297,751         51,414,656
1,641,000    Four Seasons Hotels, Inc.                 62,433,578         94,193,400
                                                  ---------------    ---------------
                                                       71,731,329        145,608,056

                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2005

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------
             MEDIA (1.58%)
  480,000    Central European Media
              Enterprises Ltd.*                   $    22,193,721       $ 25,348,800
  150,000    Citadel Broadcasting Corp.*                2,228,164          2,059,500
  360,000    Cumulus Media, Inc.*                       5,918,230          4,496,400
  425,000    Entravision Comm. Corp., Cl A*             2,363,340          3,344,750
  675,000    Gray Television, Inc.                      5,568,750          7,148,250
1,112,500    LIN TV Corp., Cl A*                       23,414,430         15,519,375
  250,000    Radio One, Inc., Cl A*                     2,371,787          3,288,750
  850,000    Radio One, Inc., Cl D*                     9,027,369         11,177,500
  450,500    Saga Comm., Inc., Cl A*                    3,021,727          5,991,650
   50,000    WorldSpace, Inc.*                          1,050,000            704,500
                                                  ---------------    ---------------
                                                       77,157,518         79,079,475
             MEDICAL EQUIPMENT (0.40%)
  275,000    Intuitive Surgical, Inc.*                  4,029,661         20,154,750

             PRINTING AND PUBLISHING (1.01%)
1,400,000    ProQuest Co.*                             43,683,119         50,680,000

             REAL ESTATE (3.71%)
   75,000    Alexander's, Inc.*                         5,683,589         20,250,000
1,750,000    CB Richard Ellis Group, Inc.*             38,014,092         86,100,000
  666,667    CBRE Realty Finance, Inc. 144A*@          10,000,005         10,000,005
  899,600    CoStar Group, Inc.*                       38,457,938         42,029,312
2,429,800    Spirit Finance Corp.*                     28,350,595         27,335,250
                                                  ---------------    ---------------
                                                      120,506,219        185,714,567
             RECREATION AND RESORTS (8.34%)
1,750,000    Ameristar Casinos, Inc.                   34,529,101         36,470,000
  200,000    Boyd Gaming Corp.                          5,345,491          8,624,000
  525,000    Gaylord Entertainment Co.*                15,225,311         25,016,250
1,425,000    Isle of Capri Casinos, Inc.*              29,990,333         30,466,500
1,800,000    Kerzner Intl., Ltd.*                      49,095,087         99,990,000
  102,000    Life Time Fitness, Inc.*                   3,319,109          3,380,280
1,700,000    Station Casinos, Inc.                     39,029,399        112,812,000
1,250,000    Vail Resorts, Inc.*                       21,897,070         35,937,500
  925,000    Wynn Resorts, Ltd. *                      11,982,289         41,763,750
  537,677    Wynn Resorts, Ltd. *@                     11,063,956         23,062,311
                                                  ---------------    ---------------
                                                      221,477,146        417,522,591
             RESTAURANTS (5.15%)
  950,000    California Pizza Kitchen, Inc.*           24,386,635         27,778,000
  750,000    Panera Bread Co., Cl A*                   25,159,032         38,385,000
  600,000    Peet's Coffee & Tea, Inc.*                12,288,337         18,372,000
1,300,000    P.F. Chang's China Bistro, Inc.*          61,532,458         58,279,000
  800,000    Red Robin Gourmet Burgers, Inc.*          45,540,089         36,672,000
2,500,000    The Cheesecake Factory, Inc.*             54,474,009         78,100,000
                                                  ---------------    ---------------
                                                      223,380,560        257,586,000
             RETAIL -- SPECIALTY STORES
             (6.79%)
  875,000    Blue Nile, Inc.*                          26,058,719         27,685,000
2,000,000    Cabela's, Inc.*                           47,957,278         36,740,000
1,650,000    CarMax, Inc.*                             34,948,928         51,595,500
2,500,000    Dick's Sporting Goods, Inc.*              86,074,246         75,275,000
1,346,300    DSW, Inc.*                                33,033,580         28,541,560
  400,000    Ethan Allen Interiors, Inc.                9,975,567         12,540,000
  850,000    Guitar Center, Inc.*                      49,393,412         46,928,500
1,150,000    PETCO Animal Supplies, Inc.*              23,143,357         24,334,000
1,800,000    Select Comfort Corp.*                     38,016,795         35,964,000
                                                  ---------------    ---------------
                                                      348,601,882        339,603,560
             SOFTWARE (0.71%)
  800,000    Kronos, Inc.*                             19,822,296         35,712,000

      Shares                                              Cost               Value
 --------------------------------------------------------------------------------------
               TRANSPORTATION (2.06%)
   1,242,500   Genesee & Wyoming, Inc.*              $    28,652,530   $     39,387,250
     375,000   JetBlue Airways Corp.*                      8,508,224          6,600,000
     550,000   Landstar System, Inc.*                     13,610,268         22,016,500
     450,000   UTI Worldwide, Inc.                        31,481,477         34,965,000
                                                     ---------------    ---------------
                                                          82,252,499        102,968,750
               UTILITY SERVICES (1.71%)
   1,500,000   ITC Holdings Corp.                         40,425,620         43,470,000
   1,627,498   Southern Union Co.*                        19,474,277         41,940,623
                                                     ---------------    ---------------
                                                          59,899,897         85,410,623
                                                     ---------------    ---------------
TOTAL COMMON STOCKS                                    3,206,379,305      4,508,262,391
                                                     ---------------    ---------------
---------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.15%)
---------------------------------------------------------------------------------------
               PHARMACEUTICAL
     750,000   Reliant Pharmaceuticals LLC
                 Series D*@                               15,000,000          7,500,000
                                                     ---------------    ---------------
Principal Amount
---------------------------------------------------------------------------------------
CORPORATE BONDS (1.08%)
---------------------------------------------------------------------------------------
               RECREATION AND RESORTS
$ 26,000,000   Wynn Resorts 6.00%
                 Sub. Conv. Deb.
                 due 07/15/2015                           25,440,575         53,899,040
                                                     ---------------    ---------------
---------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (9.17%)
---------------------------------------------------------------------------------------
  54,217,009   American Express Corp. 3.62%
                 due 10/04/2005                           54,217,009         54,217,009
   9,992,903   Chevron Texaco Corp. 3.65%
                 due 10/06/2005                            9,992,903          9,992,903
  74,946,771   Citicorp 3.65%
                 due 10/03/2005                           74,946,771         74,946,771
  18,807,097   Citicorp 3.65%
                 due 10/06/2005                           18,807,097         18,807,097
  74,946,771   General Electric Capital Corp. 3.65%
                 due 10/03/2005                           74,946,771         74,946,771
  51,000,000   Steamboat Funding 3.77%
                 due 10/05/2005                           51,000,000         51,000,000
  70,906,457   UBS Securities 3.65%
                 due 10/03/2005                           70,906,457         70,906,457
 104,399,999   UBS Securities 3.65%
                 due 10/05/2005                          104,399,999        104,399,999
                                                     ---------------    ---------------
TOTAL SHORT TERM MONEY MARKET
   INSTRUMENTS                                           459,217,007        459,217,007
                                                     ---------------    ---------------
TOTAL INVESTMENTS (100.47%)                          $ 3,706,036,887      5,028,878,438
                                                     ===============
LIABILITIES LESS CASH
  AND OTHER ASSETS (-0.47%)                                                 (23,729,575)
                                                                        ---------------
NET ASSETS (EQUIVALENT TO $45.96 PER
   SHARE BASED ON 108,907,073 SHARES
   OUTSTANDING)                                                        $  5,005,148,863
                                                                        ===============

---------------
%   Represents percentage of net assets
@   See Note 7 regarding restricted and fair valued securities.
#   See Note 9 regarding "affiliated investments".
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2005

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (94.78%)
------------------------------------------------------------------------------------
             ADVERTISING SERVICES (1.23%)
  550,000    R.H. Donnelley Corp.*                $    16,121,330    $    34,793,000

             APPAREL (1.43%)
  650,000    Carter's, Inc.*                           21,552,174         36,920,000
  250,000    Maidenform Brands, Inc.*                   4,250,000          3,437,500
                                                  ---------------    ---------------
                                                       25,802,174         40,357,500
             BUILDING MACHINERY (1.21%)
  750,000    Tractor Supply Co.*                       26,626,906         34,237,500

             BUILDING MATERIALS (4.29%)
1,000,000    Eagle Materials, Inc., Cl B#              62,853,442        115,700,000
   45,600    Eagle Materials, Inc.#                     3,644,792          5,534,472
                                                  ---------------    ---------------
                                                       66,498,234        121,234,472
             BUSINESS SERVICES (4.47%)
  725,000    ChoicePoint, Inc.*                         6,949,762         31,298,250
1,800,000    DX Services plc^                          11,518,326         10,596,600
1,200,000    First Advantage Corp., Cl A*              23,607,916         35,280,000
1,082,000    Infocrossing, Inc.*#                       9,903,091          9,943,580
  975,000    Iron Mountain, Inc.*                      10,010,523         35,782,500
  460,200    PeopleSupport, Inc.*                       3,849,719          3,612,570
                                                  ---------------    ---------------
                                                       65,839,337        126,513,500
             CHEMICAL (0.24%)
  550,000    Chemtura Corp. (formerly Crompton
              Corp.)                                    8,231,663          6,831,000

             COMMUNICATIONS (10.11%)
5,550,000    Alamosa Hldgs., Inc.*                     32,186,799         94,960,500
3,350,000    American Tower Corp., Cl A*               19,090,630         83,582,500
  600,000    NeuStar, Inc.*                            16,030,999         19,194,000
2,000,000    SBA Communications Corp.*                 10,934,506         30,900,000
4,250,000    UbiquiTel, Inc.*                          17,865,463         37,145,000
  750,000    USA Mobility, Inc.*                       16,280,379         20,235,000
                                                  ---------------    ---------------
                                                      112,388,776        286,017,000
             CONSULTING (3.48%)
  275,000    Corporate Executive Board Co.*             4,596,431         21,444,500
  400,000    Gartner Group, Inc.*                       3,794,060          4,676,000
1,650,000    LECG Corp.*#                              32,939,131         37,950,000
1,800,000    Navigant Consulting, Inc.*                31,385,220         34,488,000
                                                  ---------------    ---------------
                                                       72,714,842         98,558,500
             CONSUMER PRODUCTS (2.07%)
1,050,000    Acco Brands Corp.*                        25,808,682         29,631,000
  100,000    Dolby Laboratories, Inc.*                  2,035,270          1,600,000
1,625,000    DTS, Inc.*#                               34,251,425         27,365,000
                                                  ---------------    ---------------
                                                       62,095,377         58,596,000
             EDUCATION (5.61%)
  500,000    Apollo Group, Inc., Cl A*                  4,269,664         33,195,000
1,000,000    Career Education Corp.*                    2,204,026         35,560,000
  184,000    Educate, Inc. *                            2,024,000          2,760,000
  444,000    Strayer Education, Inc.                   37,452,157         41,966,880
1,265,700    Universal Technical Institute,
              Inc.*                                    37,822,362         45,071,577
                                                  ---------------    ---------------
                                                       83,772,209        158,553,457
             ENERGY SERVICES (0.61%)
  560,000    Petroleum Helicopters, Inc.*              14,202,259         17,371,200

             FINANCIAL SERVICES -- ASSET
              MANAGEMENT (0.41%)
  250,000    GAMCO Investors, Inc. (formerly
              Gabelli Asset Mgmt., Inc., Cl A)          4,356,166         11,462,500

             FINANCIAL SERVICES -- BANKING (0.36%)
1,500,000    Cash Systems, Inc.*#                      10,062,346         10,305,000

             FINANCIAL SERVICES -- INSURANCE (0.35%)
  200,000    Arch Capital Group, Ltd.*                  5,515,966          9,918,000

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
             FINANCIAL SERVICES --
              MISCELLANEOUS (0.79%)

1,000,000    KKR Financial Corp.*                 $    24,543,895    $    22,240,000

             GOVERNMENT SERVICES (5.76%)
1,252,500    Anteon Intl. Corp.*                       32,627,766         53,556,900
2,571,500    FLIR Systems, Inc.*                       57,960,481         76,064,970
1,260,749    Mantech Intl. Corp. *                     24,467,144         33,296,381
                                                  ---------------    ---------------
                                                      115,055,391        162,918,251
             HEALTHCARE FACILITIES (3.49%)
1,353,700    American Retirement Corp.*                15,157,651         25,490,171
1,875,000    United Surgical Partners Intl.,
              Inc.*                                    22,780,745         73,331,250
                                                  ---------------    ---------------
                                                       37,938,396         98,821,421
             HEALTHCARE PRODUCTS (1.61%)
  600,000    INAMED Corp.*                             29,950,811         45,408,000

             HEALTHCARE SERVICES (1.15%)
  200,000    Gen-Probe, Inc.*                           9,800,735          9,890,000
  750,000    PRA International*                        17,574,319         22,732,500
                                                  ---------------    ---------------
                                                       27,375,054         32,622,500
             HOME BUILDING (2.42%)
1,231,600    Brookfield Homes Corp.                    26,689,083         68,390,748

             LEISURE (1.71%)
1,000,000    Lakes Entertainment, Inc.*                13,665,909         10,050,000
1,500,000    MarineMax, Inc.*#                         39,664,697         38,235,000
                                                  ---------------    ---------------
                                                       53,330,606         48,285,000
             MACHINERY & ELECTRONICS (0.96%)
  750,000    Flowserve Corp.*                          22,465,132         27,262,500

             MANUFACTURING (3.36%)
1,232,000    Actuant Corp., Cl A*                      49,012,546         57,657,600
  503,800    Intermagnetics General Corp.*             12,048,645         14,076,172
1,100,000    Measurement Specialties, Inc. *#          26,507,672         23,320,000
                                                  ---------------    ---------------
                                                       87,568,863         95,053,772
             MEDIA (2.95%)
1,250,000    CKX, Inc.*                                14,102,674         15,712,500
  321,600    DakTronics, Inc.*                          7,298,811          7,711,968
1,350,000    Gray Television, Inc.                     11,348,508         14,296,500
2,400,000    Radio One, Inc., Cl D*                    27,663,129         31,560,000
  380,000    Regal Entertainment Group, Cl A            4,528,833          7,615,200
  325,000    Westwood One, Inc.                         3,497,838          6,464,250
                                                  ---------------    ---------------
                                                       68,439,793         83,360,418
             MEDICAL EQUIPMENT (6.12%)
2,500,000    Immucor, Inc.*#                           25,081,859         68,600,000
  600,000    Intuitive Surgical, Inc.*                  8,832,642         43,974,000
  941,600    Kensey Nash Corp.*#                       28,782,924         28,869,456
  660,191    Lifeline Systems, Inc.*                   15,537,121         22,070,185
  350,000    Wilson Greatbatch Technologies,
              Inc.*                                     6,719,443          9,604,000
                                                  ---------------    ---------------
                                                       84,953,989        173,117,641
             MINERALS & MINING (0.57%)
  750,000    Novelis, Inc.                             16,429,106         16,080,000

             PRINTING AND PUBLISHING (1.20%)
1,500,000    Interactive Data Corp.*                   22,596,628         33,975,000

             REAL ESTATE (4.21%)
1,000,000    CB Richard Ellis Group, Inc.*             29,930,479         49,200,000
5,260,000    Countrywide plc^                          30,151,798         36,115,160
3,000,000    Spirit Finance Corp.*                     35,601,168         33,750,000
                                                  ---------------    ---------------
                                                       95,683,445        119,065,160


                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2005

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------
             RECREATION AND RESORTS (7.03%)
  700,000    Ameristar Casinos, Inc.              $    12,671,576    $    14,588,000
1,400,000    Gaylord Entertainment Co.*                41,624,724         66,710,000
1,500,000    Great Canadian Gaming Corp.*^             22,586,203         22,903,200
2,500,000    Great Wolf Resorts, Inc.*#                49,596,418         25,850,000
  550,000    Kerzner Intl., Ltd.*                      13,662,714         30,552,500
  850,000    Wynn Resorts, Ltd. *                      12,016,631         38,377,500
                                                  ---------------    ---------------
                                                      152,158,266        198,981,200
             RESTAURANTS (5.66%)
1,850,000    AFC Enterprises, Inc.*#                   32,016,945         21,349,000
  250,000    BJ's Restaurants, Inc.*                    3,875,000          5,107,500
  350,000    Panera Bread Co., Cl A*                    9,869,197         17,913,000
  990,000    P.F. Chang's China Bistro, Inc.*          50,496,634         44,381,700
2,700,000    Texas Roadhouse, Inc.*                    33,450,103         40,230,000
1,000,000    The Cheesecake Factory, Inc.*             21,235,694         31,240,000
                                                  ---------------    ---------------
                                                      150,943,573        160,221,200
             RETAIL -- CONSUMER STAPLES (1.03%)
1,127,364    NuCO2, Inc.*#                             28,004,404         29,029,623

             RETAIL -- SPECIALTY STORES
             (6.44%)
  700,000    99 Cents Only Stores*                      8,091,122          6,475,000
  600,000    Aeropostale, Inc.*                         9,779,864         12,750,000
1,157,503    Casual Male Retail Group, Inc.*#           5,361,112          7,963,621
1,100,000    Design Within Reach, Inc.*#               17,344,209          9,933,000
1,483,700    DSW, Inc., Cl A*                          35,738,298         31,454,440
1,200,000    Fossil, Inc.*                             25,931,217         21,828,000
1,300,000    Hot Topic, Inc.*                          20,830,936         19,968,000
  600,000    Kenneth Cole Productions, Inc.,
              Cl A                                     10,318,483         16,374,000
  500,000    Provide Commerce, Inc.*                    9,532,100         12,135,000
3,000,000    Quiksilver, Inc.*                         25,050,216         43,350,000
                                                  ---------------    ---------------
                                                      167,977,557        182,231,061
             TRANSPORTATION (2.45%)
  850,000    Grupo Aeroportuario Del Sureste
              SA de CV                                 26,273,985         33,915,000
  650,000    JetBlue Airways Corp.*                    11,502,058         11,440,000
2,400,000    WestJet Airlines, Ltd.*^                  21,305,466         23,803,920
                                                  ---------------    ---------------
                                                       59,081,509         69,158,920
                                                  ---------------    ---------------
TOTAL COMMON STOCKS                                 1,845,413,086      2,680,971,044
                                                  ---------------    ---------------
------------------------------------------------------------------------------------
WARRANTS (0.14%)
------------------------------------------------------------------------------------
             BUSINESS SERVICES (0.01%)
  222,575    Infocrossing, Inc.
              Warrants Exp 10/16/2008*@#                   31,784            296,025
                                                  ---------------    ---------------
             RETAIL -- SPECIALTY STORES
             (0.13%)
1,407,353    Casual Male Retail Group, Inc.
              Warrants Exp 04/26/2007*@#                2,117,151          3,606,750
  100,000    Casual Male Retail Group, Inc.
              Warrants Exp 07/02/2010*@#                   49,000            212,000
                                                  ---------------    ---------------
                                                        2,166,151          3,818,750
                                                  ---------------    ---------------
TOTAL WARRANTS                                          2,197,935          4,114,775
                                                  ---------------    ---------------

Principal Amount                                          Cost              Value
--------------------------------------------------------------------------------------
CORPORATE BONDS (0.23%)
--------------------------------------------------------------------------------------
              PRINTING AND PUBLISHING
$ 7,000,000   Penton Media, Inc. 10.375%
                Sr. Sub. NT due 06/15/2011          $     4,938,711    $     6,510,000
                                                    ---------------    ---------------
--------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (4.90%)
--------------------------------------------------------------------------------------
 50,000,000   Exxon Investment Corp. 3.65%
                due 10/03/2005                           50,000,000         50,000,000
 28,499,999   Steamboat Funding 3.77%
                due 10/05/2005                           28,499,999         28,499,999
 59,999,999   UBS Securities 3.65%
                due 10/06/2005                           59,999,999         59,999,999
                                                    ---------------    ---------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                            138,499,998        138,499,998
                                                    ---------------    ---------------
TOTAL INVESTMENTS (100.05%)                         $ 1,991,049,730      2,830,095,817
                                                    ===============
LIABILITIES LESS CASH
 AND OTHER ASSETS (-0.05%)                                                  (1,523,207)
                                                                       ---------------
NET ASSETS (EQUIVALENT TO $23.08 PER
 SHARE BASED ON 122,535,635 SHARES
 OUTSTANDING)                                                          $ 2,828,572,610
                                                                       ===============

---------------
%   Represents percentage of net assets
@   See Note 7 regarding restricted and fair valued securities.
#   See Note 9 regarding "affiliated investments".
^   Foreign domiciled corporation
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2005

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (92.46%)
------------------------------------------------------------------------------------
             ADVERTISING SERVICES (11.23%)
  125,000    aQuantive, Inc.*                     $     2,268,266    $     2,516,250
   75,000    Digitas, Inc.*                               489,814            852,000
   70,000    Getty Images, Inc.*                        2,187,481          6,022,800
   15,000    Google, Inc.*                              1,781,590          4,746,900
  130,000    ValueClick, Inc.*                          1,475,165          2,221,700
                                                  ---------------    ---------------
                                                        8,202,316         16,359,650
             BUSINESS SERVICES (9.94%)
   80,000    Akamai Technologies, Inc.*                 1,188,495          1,276,000
  150,000    Ariba, Inc.*                                 922,858            855,000
   85,000    ChoicePoint, Inc.*                         2,995,233          3,669,450
   50,000    InfoSpace, Inc.*                           1,473,781          1,193,500
  140,000    Monster Worldwide, Inc.*                   1,699,667          4,299,400
   80,000    Stamps.com, Inc.*                            526,302          1,376,800
  331,400    Terremark Worldwide, Inc.*                 2,289,480          1,454,846
  200,000    WindsorTech, Inc.*                           746,000            350,000
                                                  ---------------    ---------------
                                                       11,841,816         14,474,996
             COMMUNICATIONS (18.30%)
  125,000    Alamosa Hldgs., Inc.*                        693,344          2,138,750
  225,000    American Tower Corp., Cl A*                  925,720          5,613,750
  116,200    Arbinet-thexchange, Inc.*                  1,933,546            836,640
   75,000    Equinix, Inc.*                             2,246,907          3,123,750
  225,000    ibasis, Inc.*                                594,600            553,500
   75,000    NeuStar, Inc.*                             1,650,000          2,399,250
   35,000    Research in Motion, Ltd.*                    888,051          2,394,000
  275,000    SBA Communications Corp.*                    936,241          4,248,750
  100,000    Sprint Nextel Corp.                        2,535,283          2,378,000
  225,000    UbiquiTel, Inc.*                             962,451          1,966,500
   50,000    VeriFone Holdings, Inc.*                   1,044,300          1,005,500
                                                  ---------------    ---------------
                                                       14,410,443         26,658,390
             COMMUNICATIONS EQUIPMENT (1.53%)
   50,000    QUALCOMM, Inc.                             1,727,587          2,237,500

             COMPUTER TECHNOLOGY (1.29%)
   35,000    Apple Computer, Inc.*                      1,481,470          1,876,350

             CONSUMER PRODUCTS (0.47%)
  125,000    TiVo, Inc.*                                  824,318            686,250

             CONSUMER SERVICES (4.75%)
   75,000    eBay, Inc.*                                  925,271          3,090,000
   75,000    priceline.com, Inc.*                       1,567,179          1,449,000
1,970,000    Tencent Holdings, Ltd.^                    1,475,811          2,387,049
                                                  ---------------    ---------------
                                                        3,968,261          6,926,049
             EDUCATION (1.14%)
   25,000    Apollo Group, Inc., Cl A*                    541,469          1,659,750

             ENTERPRISE HARDWARE (5.20%)
  135,000    Dell, Inc.*                                3,823,084          4,617,000
  120,000    Intel Corp.                                2,805,370          2,958,000
                                                  ---------------    ---------------
                                                        6,628,454          7,575,000
             ENTERPRISE SOFTWARE (1.16%)
  150,000    Opsware, Inc.*                               762,523            778,500
   40,000    Symantec Corp.*                              913,369            906,400
                                                  ---------------    ---------------
                                                        1,675,892          1,684,900
             FINANCIAL SERVICES -- BROKERAGE &
              EXCHANGES (11.28%)
  100,000    Ameritrade Holding Corp.*                  1,495,650          2,148,000
  325,000    Charles Schwab Corp.                       3,517,982          4,689,750
   15,000    Chicago Mercantile Exchange
              Holdings, Inc.                            2,770,151          5,059,500
  200,000    E*TRADE Financial Corp.*                     880,125          3,520,000
  100,000    TradeStation Group, Inc.*                    896,964          1,014,000
                                                  ---------------    ---------------
                                                        9,560,872         16,431,250

       Shares                                              Cost              Value
----------------------------------------------------------------------------------------
                FINANCIAL SERVICES --
                 MISCELLANEOUS (0.78%)
       60,000   optionsXpress Holdings, Inc.          $       872,754   $      1,142,400

                HEALTHCARE SERVICES (0.08%)
        5,000   WebMD Corp.*                                   87,500            123,250

                HOTELS AND LODGING (0.66%)
       65,000   LodgeNet Entertainment Corp.*               1,072,500            957,450

                LEISURE (1.99%)
       12,500   Electronic Arts, Inc.*                        744,996            711,125
       40,000   JAMDAT Mobile, Inc.*                          657,952            840,000
       15,000   NetEase.com, Inc. ADS*                        746,597          1,350,150
                                                      ---------------    ---------------
                                                            2,149,545          2,901,275
                MANUFACTURING (2.65%)
      300,000   Flextronics Intl., Ltd.*                    3,193,759          3,855,000

                MEDIA (9.18%)
      115,000   Comcast Corp., Cl A*                        2,762,704          3,309,700
      100,000   Netflix, Inc.*                              1,824,795          2,599,000
      225,000   Time Warner, Inc.*                          3,542,759          4,074,750
      100,000   Yahoo! Inc.*                                1,174,425          3,384,000
                                                      ---------------    ---------------
                                                            9,304,683         13,367,450
                PRINTING AND PUBLISHING (1.05%)
      100,000   VistaPrint Limited, Inc.*                   1,200,000          1,525,000

                REAL ESTATE (4.38%)
       35,000   CoStar Group, Inc.*                           610,743          1,635,200
      800,000   homestore, Inc.*                            1,462,784          3,480,000
      100,000   ZipRealty, Inc.*                            1,319,302          1,274,000
                                                      ---------------    ---------------
                                                            3,392,829          6,389,200
                RETAIL -- SPECIALTY STORES (5.40%)
       35,000   Best Buy Co., Inc.                          1,609,897          1,523,550
       45,000   Blue Nile, Inc.*                            1,242,130          1,423,800
      100,000   FTD Group, Inc.*                            1,245,860          1,035,000
       90,000   InPhonic, Inc.*                             1,366,264          1,237,500
       57,400   Provide Commerce, Inc.*                       809,935          1,393,098
      250,000   Varsity Group, Inc.*                        1,211,857          1,247,875
                                                      ---------------    ---------------
                                                            7,485,943          7,860,823
                                                      ---------------    ---------------
TOTAL COMMON STOCKS                                        89,622,411        134,691,933
                                                      ---------------    ---------------
----------------------------------------------------------------------------------------
WARRANTS (0.00%)
----------------------------------------------------------------------------------------
                MEDIA
      200,000   Loudeye Corp.
                 Warrants Exp 12/23/2010*@                          0                  0
                                                      ---------------    ---------------
Principal Amount
----------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (6.86%)
----------------------------------------------------------------------------------------
$   9,999,999   Citicorp 3.60%
                 due 10/03/2005                             9,999,999          9,999,999
                                                      ---------------    ---------------
TOTAL INVESTMENTS (99.32%)                            $    99,622,410        144,691,932
                                                      ===============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.68%)                                                        986,455
                                                                         ---------------
NET ASSETS (EQUIVALENT TO $9.16 PER
 SHARE BASED ON 15,896,869 SHARES
 OUTSTANDING)                                                           $    145,678,387
                                                                         ===============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
@   See Note 7 regarding restricted and fair valued securities.
^   Foreign domiciled corporation
                       See Notes to Financial Statements.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2005

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (93.82%)
------------------------------------------------------------------------------------
             ADVERTISING SERVICES (4.36%)
   25,000    Getty Images, Inc.*                  $     1,770,355    $     2,151,000
    6,500    Google, Inc.*                              1,114,038          2,056,990
                                                  ---------------    ---------------
                                                        2,884,393          4,207,990
             BUSINESS SERVICES (3.34%)
   62,500    Iron Mountain, Inc.*                       1,937,879          2,293,750
   25,000    Paychex, Inc.                                891,854            927,000
                                                  ---------------    ---------------
                                                        2,829,733          3,220,750
             COMMUNICATIONS (5.32%)
  100,000    American Tower Corp., Cl A*                1,811,466          2,495,000
   12,500    Research in Motion, Ltd.*                    916,133            855,000
   75,000    Sprint Nextel Corp.                        1,885,046          1,783,500
                                                  ---------------    ---------------
                                                        4,612,645          5,133,500
             COMMUNICATIONS EQUIPMENT (1.27%)
   27,500    QUALCOMM, Inc.                               967,822          1,230,625
             COMPUTER TECHNOLOGY (1.11%)
   20,000    Apple Computer, Inc.*                        854,090          1,072,200
             CONSULTING (0.79%)
   15,000    Moody's Corp.                                653,419            766,200
             CONSUMER PRODUCTS (1.69%)
   20,000    Nike, Inc., Cl A                           1,672,348          1,633,600
             CONSUMER SERVICES (1.92%)
   45,000    eBay, Inc.*                                1,793,898          1,854,000
             EDUCATION (0.86%)
   12,500    Apollo Group, Inc., Cl A*                    893,554            829,875
             ENERGY SERVICES (3.97%)
   16,252    Kinder Morgan, Inc.                          976,521          1,562,792
   49,999    XTO Energy, Inc.                           1,054,788          2,265,955
                                                  ---------------    ---------------
                                                        2,031,309          3,828,747
             ENTERPRISE HARDWARE (3.71%)
   65,000    Dell, Inc.*                                2,321,563          2,223,000
   55,000    Intel Corp.                                1,425,875          1,355,750
                                                  ---------------    ---------------
                                                        3,747,438          3,578,750
             ENTERPRISE SOFTWARE (0.59%)
   25,000    Symantec Corp.*                              576,425            566,500
             FINANCIAL SERVICES -- ASSET
              MANAGEMENT (2.03%)
   30,000    T. Rowe Price Group, Inc.                  1,820,688          1,959,000
             FINANCIAL SERVICES -- BANKING (3.29%)
   32,500    Golden West Financial Corp.                1,874,549          1,930,175
   17,500    Zions Bancorporation                       1,226,165          1,246,175
                                                  ---------------    ---------------
                                                        3,100,714          3,176,350
             FINANCIAL SERVICES -- BROKERAGE &
              EXCHANGES (6.10%)
   50,000    Ameritrade Holding Corp.*                    747,825          1,074,000
  120,000    Charles Schwab Corp.                       1,286,422          1,731,600
    5,500    Chicago Mercantile Exchange
             Holdings, Inc.                             1,052,847          1,855,150
   70,000    E*TRADE Financial Corp.*                     785,415          1,232,000
                                                  ---------------    ---------------
                                                        3,872,509          5,892,750
             FINANCIAL SERVICES -- INSURANCE (3.47%)
        8    Berkshire Hathaway, Inc., Cl A*              717,341            656,000
   12,500    The Progressive Corp.                      1,114,764          1,309,625
   35,000    W. R. Berkley Corp.                        1,290,526          1,381,800
                                                  ---------------    ---------------
                                                        3,122,631          3,347,425
             FINANCIAL SERVICES -- MISCELLANEOUS (1.49%)
   25,000    American Express Co.                       1,440,466          1,436,000
             HEALTHCARE SERVICES (1.36%)
   11,500    Laboratory Corp. of America
             Holdings*                                    544,057            560,165
   15,000    Quest Diagnostics, Inc.                      746,735            758,100
                                                  ---------------    ---------------
                                                        1,290,792          1,318,265
             HEALTHCARE SERVICES -- INSURANCE (3.32%)
   30,000    UnitedHealth Group, Inc.                   1,050,414          1,686,000
   20,000    WellPoint, Inc.*                           1,031,914          1,516,400
                                                  ---------------    ---------------
                                                        2,082,328          3,202,400

    Shares                                               Cost              Value
-------------------------------------------------------------------------------------
              HOME BUILDING (2.16%)
    15,000    Centex Corp.                         $       860,021    $       968,700
    25,000    Toll Brothers, Inc.*                         847,538          1,116,750
                                                   ---------------    ---------------
                                                         1,707,559          2,085,450
              HOTELS AND LODGING (1.19%)
    20,000    Four Seasons Hotels, Inc.                  1,182,140          1,148,000

              LEISURE (0.59%)
    10,000    Electronic Arts, Inc.*                       602,486            568,900

              MANUFACTURING (1.66%)
   125,000    Flextronics Intl., Ltd.*                   1,745,651          1,606,250

              MEDIA (10.43%)
    60,000    Comcast Corp., Cl A*                       1,740,997          1,726,800
    90,000    News Corp., Cl A                           1,463,826          1,403,100
   100,000    Time Warner, Inc.*                         1,717,049          1,811,000
    55,000    Univision Comm., Inc., Cl A*               1,583,382          1,459,150
    75,000    Walt Disney Co.                            1,863,223          1,809,750
    55,000    Yahoo! Inc.*                               1,659,022          1,861,200
                                                   ---------------    ---------------
                                                        10,027,499         10,071,000
              PHARMACEUTICAL (1.72%)
    10,000    Amgen, Inc.*                                 571,981            796,700
    10,260    Genentech, Inc.*                             600,436            863,995
                                                   ---------------    ---------------
                                                         1,172,417          1,660,695
              REAL ESTATE (3.10%)
    40,000    Kimco Realty Corp.                           933,241          1,256,800
    20,000    Vornado Realty Trust                       1,196,066          1,732,400
                                                   ---------------    ---------------
                                                         2,129,307          2,989,200
              RECREATION AND RESORTS (6.34%)
    42,500    Carnival Corp.                             1,997,370          2,124,150
    55,000    Las Vegas Sands Corp.*                     1,858,518          1,810,050
    50,000    MGM Mirage, Inc.*                          1,350,450          2,188,500
                                                   ---------------    ---------------
                                                         5,206,338          6,122,700
              RESTAURANTS (0.78%)
    15,000    Starbucks Corp.*                             625,158            751,500

              RETAIL -- CONSUMER STAPLES (6.64%)
    30,000    Costco Wholesale Corp.                     1,225,889          1,292,700
    50,000    CVS Corp.                                  1,281,840          1,450,500
    30,000    Target Corp.                               1,368,594          1,557,900
    20,000    Urban Outfitters, Inc.*                      548,388            588,000
    10,000    Wal-Mart Stores, Inc.                        540,263            438,200
    25,000    Walgreen Co.                                 906,299          1,086,250
                                                   ---------------    ---------------
                                                         5,871,273          6,413,550
              RETAIL -- SPECIALTY STORES (8.50%)
    50,000    Bed Bath & Beyond, Inc.*                   1,907,919          2,009,000
    35,000    Best Buy Co., Inc.                         1,327,121          1,523,550
    47,500    Coach, Inc.*                                 985,903          1,489,600
    25,000    Kohl's Corp.*                              1,291,777          1,254,500
    30,000    Lowe's Companies, Inc.                     1,735,318          1,932,000
                                                   ---------------    ---------------
                                                         7,248,038          8,208,650
              TRANSPORTATION (0.72%)
    10,000    United Parcel Service, Inc.                  756,131            691,300
                                                   ---------------    ---------------
TOTAL COMMON STOCKS                                     78,521,199         90,572,122
                                                   ---------------    ---------------
Principal Amount
-------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (7.25%)
-------------------------------------------------------------------------------------
$ 6,999,999 Citicorp 3.60%
              due 10/03/2005                             6,999,999          6,999,999
                                                   ---------------    ---------------
TOTAL INVESTMENTS (101.07%)                           $ 85,521,198         97,572,121
                                                   ===============


LIABILITIES LESS CASH
  AND OTHER ASSETS (-1.07%)                                                (1,035,027)
                                                                      ---------------
NET ASSETS (EQUIVALENT TO $11.56 PER
  SHARE BASED ON 8,347,482 SHARES                                        $ 96,537,094
  OUTSTANDING)                                                        ===============

---------------
%   Represents percentage of net assets
*   Non-income producing securities

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2005


                                               BARON ASSET      BARON GROWTH    BARON SMALL CAP    BARON IOPPORTUNITY
                                                  FUND              FUND              FUND                FUND
                                             --------------    --------------    --------------       ------------
ASSETS:
 Investments in securities, at value         $2,380,611,887    $4,559,573,953    $2,366,033,290       $144,691,932
   Unaffiliated investments (Cost
    $1,224,839,592, $3,420,656,289,
    $1,582,837,328, $99,622,410 and
    $85,521,198, respectively)
   "Affiliated" investments (Cost
    $161,536,038, $285,380,598,
    $408,212,402, $0 and $0,
    respectively)                               304,750,000       469,304,485       464,062,527                  0
 Cash                                               957,160           425,413           301,786            305,241
 Dividends and interest receivable                  998,462         1,094,130           337,704              3,796
 Receivable for securities sold                  16,160,246         3,473,257        12,281,850          2,839,044
 Receivable for shares sold                       7,951,563         6,101,392         3,080,637            159,538
 Prepaid expenses                                    86,718                 0                 0                  0
 Due from adviser (see Note 4)                            0                 0                 0             25,354
                                             --------------    --------------    --------------       ------------
                                              2,711,516,036     5,039,972,630     2,846,097,794        148,024,905
                                             --------------    --------------    --------------       ------------
LIABILITIES:
 Payable for securities purchased                11,667,720        25,135,012        14,836,515          2,171,226
 Payable for shares redeemed                     12,143,805         9,193,424         2,345,965             87,592
 Accrued expenses and other payables                262,686           495,331           342,704             87,700
                                             --------------    --------------    --------------       ------------
                                                 24,074,211        34,823,767        17,525,184          2,346,518
                                             --------------    --------------    --------------       ------------
NET ASSETS                                   $2,687,441,825    $5,005,148,863    $2,828,572,610       $145,678,387
                                             ==============    ==============    ==============       ============
NET ASSETS CONSIST OF:
 Capital paid-in                             $1,260,122,497    $3,489,908,283    $1,916,320,119       $183,993,133
 Accumulated net realized gain (loss)           128,333,071       192,399,029        73,206,404        (83,384,268)
 Net unrealized appreciation on
 investments                                  1,298,986,257     1,322,841,551       839,046,087         45,069,522
                                             --------------    --------------    --------------       ------------
NET ASSETS                                   $2,687,441,825    $5,005,148,863    $2,828,572,610       $145,678,387
                                             ==============    ==============    ==============       ============
SHARES OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES
 AUTHORIZED)                                     47,549,752       108,907,073       122,535,635         15,896,869
                                             ==============    ==============    ==============       ============
NET ASSET VALUE PER SHARE                    $        56.52    $        45.96    $        23.08       $       9.16
                                             ==============    ==============    ==============       ============


                                             BARON FIFTH AVENUE
                                                 GROWTH FUND
                                             ------------------
ASSETS:
 Investments in securities, at value             $97,572,121
   Unaffiliated investments (Cost
    $1,224,839,592, $3,420,656,289,
    $1,582,837,328, $99,622,410 and
    $85,521,198, respectively)
   "Affiliated" investments (Cost
    $161,536,038, $285,380,598,
    $408,212,402, $0 and $0,
    respectively)                                          0
 Cash                                                 87,333
 Dividends and interest receivable                    24,725
 Receivable for securities sold                      502,031
 Receivable for shares sold                          268,172
 Prepaid expenses                                          0
 Due from adviser (see Note 4)                        33,386
                                                 -----------
                                                  98,487,768
                                                 -----------
LIABILITIES:
 Payable for securities purchased                  1,897,918
 Payable for shares redeemed                           5,091
 Accrued expenses and other payables                  47,665
                                                 -----------
                                                   1,950,674
                                                 -----------
NET ASSETS                                       $96,537,094
                                                 ===========
NET ASSETS CONSIST OF:
 Capital paid-in                                 $86,039,710
 Accumulated net realized gain (loss)             (1,553,539)
 Net unrealized appreciation on
 investments                                      12,050,923
                                                 -----------
NET ASSETS                                       $96,537,094
                                                 ===========
SHARES OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES
 AUTHORIZED)                                       8,347,482
                                                 ===========
NET ASSET VALUE PER SHARE                        $     11.56
                                                 ===========


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended September 30, 2005


                                              BARON ASSET    BARON GROWTH   BARON SMALL CAP    BARON IOPPORTUNITY
                                                 FUND            FUND             FUND                FUND
                                             ------------    ------------     ------------        -----------
INVESTMENT INCOME:
 INCOME:
   Interest                                  $  1,766,183    $ 14,072,725     $  6,750,730        $   514,322
   Dividends -- unaffiliated investments
    (net of withholding taxes of $4,783,
    $16,407, $96,525, $0, and $92,
    respectively)                               8,638,064      11,663,355        6,328,357            180,775
   Dividends -- "affiliated" investments                0          98,000        7,797,360                  0
   Other Income                                         0               0                0             18,429
                                             ------------    ------------     ------------        -----------
 Total income                                  10,404,247      25,834,080       20,876,447            713,526
                                             ------------    ------------     ------------        -----------
 EXPENSES:
   Investment advisory fees                    24,082,420      43,997,569       24,401,721          1,463,915
   Distribution fees                            6,020,605      10,999,392        6,100,430            365,979
   Reports to shareholders                      1,068,800       1,486,800        1,052,800            158,703
   Shareholder servicing agent fees               678,860         717,510          611,385            141,779
   Registration and filing fees                   103,311         149,045          108,450             40,609
   Professional fees                               98,254         143,247           97,702             28,831
   Custodian fees                                  58,099         119,719           83,164             11,809
   Trustee fees                                    61,323         111,633           61,919              3,804
   Miscellaneous                                   89,430         156,792           87,831              5,798
                                             ------------    ------------     ------------        -----------
   Total expenses                              32,261,102      57,881,707       32,605,402          2,221,227
   Less: Expense reimbursement by
    investment adviser (see Note 4)                     0               0                0            (25,354)
                                             ------------    ------------     ------------        -----------
Net expenses                                   32,261,102      57,881,707       32,605,402          2,195,873
                                             ------------    ------------     ------------        -----------
Net investment loss                           (21,856,855)    (32,047,627)     (11,728,955)        (1,482,347)
                                             ------------    ------------     ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on investments
   sold- unaffiliated investments             137,881,069     256,601,157       77,004,600         13,467,239
 Net realized gain (loss) on investments
   sold- "affiliated" investments               6,313,444      (7,904,553)      18,068,904                  0
 Net change in unrealized appreciation on
   investments                                395,149,197     397,124,402      366,444,107         14,038,503
                                             ------------    ------------     ------------        -----------
 Net gain on investments                      539,343,710     645,821,006      461,517,611         27,505,742
                                             ------------    ------------     ------------        -----------
 Net increase in net assets resulting
   from operations                           $517,486,855    $613,773,379     $449,788,656        $26,023,395
                                             ============    ============     ============        ===========


                                             BARON FIFTH AVENUE
                                                 GROWTH FUND
                                             ------------------
INVESTMENT INCOME:
 INCOME:
   Interest                                      $   179,315
   Dividends -- unaffiliated investments
    (net of withholding taxes of $4,783,
    $16,407, $96,525, $0, and $92,
    respectively)                                    385,626
   Dividends -- "affiliated" investments                   0
   Other Income                                            0
                                                 -----------
 Total income                                        564,941
                                                 -----------
 EXPENSES:
   Investment advisory fees                          688,368
   Distribution fees                                 172,092
   Reports to shareholders                            64,559
   Shareholder servicing agent fees                   33,765
   Registration and filing fees                       34,085
   Professional fees                                  25,049
   Custodian fees                                      5,281
   Trustee fees                                        1,747
   Miscellaneous                                       2,929
                                                 -----------
   Total expenses                                  1,027,875
   Less: Expense reimbursement by
    investment adviser (see Note 4)                  (64,160)
                                                 -----------
Net expenses                                         963,715
                                                 -----------
Net investment loss                                 (398,774)
                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on investments
   sold- unaffiliated investments                 (1,174,154)
 Net realized gain (loss) on investments
   sold- "affiliated" investments                          0
 Net change in unrealized appreciation on
   investments                                    11,455,168
                                                 -----------
 Net gain on investments                          10,281,014
                                                 -----------
 Net increase in net assets resulting
   from operations                               $ 9,882,240
                                                 ===========


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                     BARON SMALL
                                                     BARON ASSET FUND                   BARON GROWTH FUND             CAP FUND
                                             --------------------------------   --------------------------------   --------------
                                                 FOR THE          FOR THE           FOR THE          FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                              SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,
                                                  2005              2004             2005              2004             2005
                                             --------------    --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $  (21,856,855)   $  (18,014,501)  $  (32,047,627)   $  (24,506,425)  $  (11,728,955)
 Net realized gain (loss) on investments
  sold                                          144,194,513       150,574,805      248,696,604        43,766,255       95,073,504
 Net change in unrealized appreciation on
  investments                                   395,149,197       224,051,657      397,124,402       429,735,044      366,444,107
                                             --------------    --------------   --------------    --------------   --------------
 Increase in net assets resulting from
  operations                                    517,486,855       356,611,961      613,773,379       448,994,874      449,788,656
                                             --------------    --------------   --------------    --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments              (126,683,892)                0                0                 0      (53,166,236)
                                             --------------    --------------   --------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               640,133,068       319,598,701    1,971,578,477     1,101,986,308    1,109,432,440
 Net asset value of shares issued in
  reinvestment of dividends                     124,712,972                 0                0                 0       51,062,420
 Cost of shares redeemed                       (470,600,014)     (630,993,904)    (715,806,952)     (600,780,062)    (510,666,216)
                                             --------------    --------------   --------------    --------------   --------------
 Increase (decrease) in net assets
  derived from capital share transactions       294,246,026      (311,395,203)   1,255,771,525       501,206,246      649,828,644
 Redemption fees                                          0                 0                0                 0                0
                                             --------------    --------------   --------------    --------------   --------------
 Net increase in net assets                     685,048,989        45,216,758    1,869,544,904       950,201,120    1,046,451,064
                                             --------------    --------------   --------------    --------------   --------------
NET ASSETS:
 Beginning of year                            2,002,392,836     1,957,176,078    3,135,603,959     2,185,402,839    1,782,121,546
                                             --------------    --------------   --------------    --------------   --------------
 End of year                                 $2,687,441,825    $2,002,392,836   $5,005,148,863    $3,135,603,959   $2,828,572,610
                                             ==============    ==============   ==============    ==============   ==============
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                     $            0    $            0   $            0    $            0   $            0
                                             ==============    ==============   ==============    ==============   ==============
SHARES:
 Shares sold                                     12,158,705         6,999,058       44,272,338        30,112,173       50,454,999
 Shares issued in reinvestment of
  dividends                                       2,538,428                 0                0                 0        2,476,351
 Shares redeemed                                 (8,959,543)      (14,050,959)     (15,932,537)      (16,479,769)     (23,327,448)
                                             --------------    --------------   --------------    --------------   --------------
NET INCREASE (DECREASE)                           5,737,590        (7,051,901)      28,339,801        13,632,404       29,603,902
                                             ==============    ==============   ==============    ==============   ==============


                                                                                                 BARON FIFTH
                                               BARON SMALL                                         AVENUE
                                                CAP FUND          BARON IOPPORTUNITY FUND        GROWTH FUND
                                             --------------    -----------------------------    -------------
                                                 FOR THE          FOR THE         FOR THE          FOR THE
                                               YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                              SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,
                                                  2004             2005             2004            2005
                                             --------------    -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $  (14,217,791)   $ (1,482,347)    $ (1,680,384)   $   (398,774)
 Net realized gain (loss) on investments
  sold                                           64,809,243      13,467,239       15,694,215      (1,174,154)
 Net change in unrealized appreciation on
  investments                                    77,954,557      14,038,503          272,386      11,455,168
                                             --------------    ------------     ------------    ------------
 Increase in net assets resulting from
  operations                                    128,546,009      26,023,395       14,286,217       9,882,240
                                             --------------    ------------     ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                         0               0                0               0
                                             --------------    ------------     ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               841,501,715      38,438,663       72,422,016      50,705,842
 Net asset value of shares issued in
  reinvestment of dividends                               0               0                0               0
 Cost of shares redeemed                       (398,469,810)    (52,857,573)     (62,396,543)    (13,350,429)
                                             --------------    ------------     ------------    ------------
 Increase (decrease) in net assets
  derived from capital share transactions       443,031,905     (14,418,910)      10,025,473      37,355,413
 Redemption fees                                          0         142,107          315,784               0
                                             --------------    ------------     ------------    ------------
 Net increase in net assets                     571,577,914      11,746,592       24,627,474      47,237,653
                                             --------------    ------------     ------------    ------------
NET ASSETS:
 Beginning of year                            1,210,543,632     133,931,795      109,304,321      49,299,441
                                             --------------    ------------     ------------    ------------
 End of year                                 $1,782,121,546    $145,678,387     $133,931,795    $ 96,537,094
                                             ==============    ============     ============    ============
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                     $            0    $          0     $          0    $          0
                                             ==============    ============     ============    ============
SHARES:
 Shares sold                                     43,517,215       4,515,672        9,311,007       4,605,887
 Shares issued in reinvestment of
  dividends                                               0               0                0               0
 Shares redeemed                                (20,734,514)     (6,280,733)      (8,528,450)     (1,243,955)
                                             --------------    ------------     ------------    ------------
NET INCREASE (DECREASE)                          22,782,701      (1,765,061)         782,557       3,361,932
                                             ==============    ============     ============    ============


                                               BARON FIFTH AVENUE
                                                  GROWTH FUND
                                             ---------------------
                                                    FOR THE
                                             PERIOD APRIL 30, 2004
                                                (COMMENCEMENT OF
                                                 OPERATIONS) TO
                                               SEPTEMBER 30, 2004
                                             ---------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                              $  (119,983)
 Net realized gain (loss) on investments
  sold                                               (379,385)
 Net change in unrealized appreciation on
  investments                                         595,755
                                                  -----------
 Increase in net assets resulting from
  operations                                           96,387
                                                  -----------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                           0
                                                  -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares                  50,428,908
 Net asset value of shares issued in
  reinvestment of dividends                                 0
 Cost of shares redeemed                           (1,225,854)
                                                  -----------
 Increase (decrease) in net assets
  derived from capital share transactions          49,203,054
 Redemption fees                                            0
                                                  -----------
 Net increase in net assets                        49,299,441
                                                  -----------
NET ASSETS:
 Beginning of year                                          0
                                                  -----------
 End of year                                      $49,299,441
                                                  ===========
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                          $         0
                                                  ===========
SHARES:
 Shares sold                                        5,111,117
 Shares issued in reinvestment of
  dividends                                                 0
 Shares redeemed                                     (125,567)
                                                  -----------
NET INCREASE (DECREASE)                             4,985,550
                                                  ===========


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
-------------------------------------------------------------------------------

(1) Organization.

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the"1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small companies.

Baron iOpportunity Fund seeks capital appreciation through investments in growth businesses that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in the securities of larger growth companies.

(2) Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) FOREIGN CURRENCY TRANSLATIONS. Values of investments denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(C) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

(D) FEDERAL INCOME TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(E) RESTRICTED SECURITIES. The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(F) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

BARON FUNDS
--------------------------------------------------------------------------------

(G) SHORT-TERM TRADING FEE. Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee is retained by Baron iOpportunity for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to paid in capital.

(H) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(I) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(3) Purchases and Sales of Securities.

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2005 were as follows:

FUND                                                 PURCHASES          SALES
----                                                 ---------          -----
Baron Asset Fund                                   $  400,668,596   $269,677,414
Baron Growth Fund                                  $1,640,123,442   $611,141,713
Baron Small Cap Fund                               $1,156,855,014   $549,818,144
Baron iOpportunity Fund                            $  110,842,774   $129,821,430
Baron Fifth Avenue Growth Fund                     $   64,110,768   $ 28,930,529


(4) Investment Advisory Fees and Other Transactions with Affiliates.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Funds equal to 1% per annum of each Fund's average daily net asset value. For Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.50% and 1.40% of average daily net assets, respectively. The reimbursements for the year ended September 30, 2005, are included in the Statement of Operations.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets.

Brokerage transactions for the Funds may be effected by or through BCI. During the year ended September 30, 2005, BCI earned gross brokerage commissions as follows:

FUND                                                           COMMISSIONS
----                                                           -----------
Baron Asset Fund                                                $168,087
Baron Growth Fund                                               $578,158
Baron Small Cap Fund                                            $439,790
Baron iOpportunity Fund                                         $ 98,717
Baron Fifth Avenue Growth Fund                                  $ 32,660

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

(5) Line of Credit. The Funds have entered into a line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. The agreement provides that Baron Asset Fund may borrow up to 5% of the value of its net assets. Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund may borrow up to 15% of each Fund's respective net assets. The aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.00% to 2.00% depending on the duration of the loan. A commitment fee of 0.10% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. At September 30, 2005, there were no loans outstanding under the line of credit.

BARON FUNDS
--------------------------------------------------------------------------------

(6) Litigation. An action is pending in the Southern District of New York brought by a shareholder of Baron Growth Fund and of Baron Small Cap Fund against these two Funds, their Trustees, the distributor, Baron Capital, Inc., and the adviser, BAMCO, Inc. The action alleges improper imposition of 12b-1 fees on Funds that were partially closed to new investors and seeks compensatory damages and to enjoin further 12b-1 fees. A motion to dismiss the complaint is currently pending. Neither the outcome nor the possible liability to these two Funds can be determined at this point. No amounts have been accrued in these financial statements with respect to the damages sought by this litigation.

(7) Restricted Securities.

At September 30, 2005, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At September 30, 2005, the Funds held investments in restricted and illiquid securities that were valued under approved methods by the Board, as follows:


BARON ASSET FUND                                       ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 Wynn Resorts, Ltd.                                     04/17/01     $62,597,657
CONVERTIBLE PREFERRED STOCK
 Apollo International, Inc., S-A CV Pfd.                07/21/99         400,000
 Somerford Corp. S-A Conv. Pfd.                         12/03/98       9,090,397
CORPORATE BONDS
 Somerford Corp. 8.50% Sub. Conv. Deb Due
  04/23/2006                                            04/23/01       2,666,667
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (Cost $43,787,854)
(2.78% of Net Assets)                                                $74,754,721
                                                                     ===========



BARON GROWTH FUND                                      ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 CBRE Realty Finance, Inc. 144A                         06/02/05     $10,000,005
 Wynn Resorts, Ltd.                                     04/22/02      23,062,311
CONVERTIBLE PREFERRED STOCK
 Reliant Pharmaceuticals LLC Series D                   10/28/03       7,500,000
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (Cost $36,063,961)
(0.81% of Net Assets)                                                $40,562,316
                                                                     ===========


BARON SMALL CAP FUND                                   ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
WARRANTS
 Casual Male Retail Group, Inc.
   Warrants Exp 04/26/2007                              05/15/02     $ 3,606,750
 Casual Male Retail Group, Inc.
   Warrants Exp 07/02/2010                              07/03/03         212,000
 Infocrossing, Inc.
   Warrants Exp 10/16/2008                              10/16/03         296,025
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (Cost $2,197,935)
(0.14% of Net Assets)                                                $ 4,114,775
                                                                     ===========



BARON iOPPORTUNITY FUND                                ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
WARRANTS
 Loudeye Corp.
   Warrants Exp 12/23/2010                              12/22/04     $         0
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (Cost $0) (0.00% of
Net Assets)                                                          $         0
                                                                     ===========

BARON FUNDS
--------------------------------------------------------------------------------

(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of September 30, 2005, the components of net assets on a tax basis were as follows:


                                                                                                                       BARON
                                      BARON ASSET      BARON GROWTH     BARON SMALL CAP   BARON IOPPORTUNITY    FIFTH AVENUE GROWTH
                                          FUND             FUND              FUND                FUND                  FUND
                                     --------------   --------------    ---------------   ------------------    -------------------
Cost of investments                  $1,388,375,616   $3,728,390,818    $1,992,750,770       $102,987,525           $85,613,712
                                     ==============   ==============    ==============       ============           ===========
Gross tax unrealized appreciation     1,326,372,655    1,425,896,902       937,716,223         46,677,043            13,620,533
Gross tax unrealized depreciation       (29,386,384)    (125,409,282)     (100,371,176)        (4,972,636)           (1,662,124)
                                     --------------   --------------    --------------       ------------           -----------
Net tax unrealized appreciation      $1,296,986,271   $1,300,487,620    $  837,345,047       $ 41,704,407           $11,958,409
                                     ==============   ==============    ==============       ============           ===========

Under current law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. These deferrals can be used to offset future capital gains at September 30, 2006. The Funds also had capital loss carryforwards.

Capital loss carryforward expiring as follows:

                                                                                                                        BARON
                                             BARON ASSET    BARON GROWTH    BARON SMALL CAP  BARON IOPPORTUNITY  FIFTH AVENUE GROWTH
                                                FUND            FUND              FUND              FUND                 FUND
                                           --------------   -------------   ---------------  ------------------  -------------------
     2010                                             --               --               --      $(58,207,247)                --
     2011                                             --               --               --       (21,811,904)                --
     2013                                             --               --               --                --           (707,614)
                                            ------------    -------------    -------------      ------------          ---------
                                            $         --    $          --    $          --      $(80,019,151)         $(707,614)
                                            ============    =============    =============      ============          =========
Undistributed long term capital gain        $130,333,056    $ 214,752,954    $  74,907,444      $         --          $      --
                                            ============    =============    =============      ============          =========
Undistributed ordinary income               $          0    $           0    $           0      $          0          $       0
                                            ============    =============    =============      ============          =========
Post October loss deferral                  $         --    $          --    $          --      $         --          $(747,105)
                                            ============    =============    =============      ============          =========
Capital loss carryforward utilized during
  the year ended September 30, 2005         $         --    $  36,632,125    $          --      $ 13,787,927          $      --
                                            ============    =============    =============      ============          =========

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, losses realized subsequent to October 31 on the sale of securities and net operating losses.

In addition, the Funds utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 2005, the following amounts were reclassified for federal income taxes purposes:


                                              UNDISTRIBUTED    UNDISTRIBUTED
                                             NET INVESTMENT      REALIZED
FUND                                             INCOME          GAIN/LOSS     CAPITAL-PAID-IN
--------------------                         --------------    -------------   ---------------
Baron Asset Fund                               $21,856,855      $(13,861,109)    $ (7,995,746)
Baron Growth Fund                               32,047,627        (7,034,412)     (25,013,215)
Baron Small Cap Fund                            11,728,955       (13,925,678)       2,196,723
Baron iOpportunity Fund                          1,482,347                         (1,482,347)
Baron Fifth Avenue Growth Fund                     398,774                           (398,774)


The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 was as follows:


                                                                                        9/30/2005                  9/30/2004
                                                                                 -----------------------    -----------------------
                                                                                              LONG TERM                  LONG TERM
                                                                                ORDINARY    CAPITAL GAIN    ORDINARY   CAPITAL GAIN
                                                                                --------    ------------    --------   ------------
Baron Asset Fund                                                                 $    --    $126,683,892    $    --      $     --
Baron Growth Fund                                                                     --              --         --            --
Baron Small Cap Fund                                                                  --      53,166,236         --            --
Baron iOpportunity Fund                                                               --              --         --            --
Baron Fifth Avenue Growth Fund                                                        --              --         --            --

BARON FUNDS
--------------------------------------------------------------------------------

(9) Investment in "Affiliates"*

BARON ASSET FUND


                                            BALANCE OF         GROSS        GROSS SALES     BALANCE OF
                                          SHARES HELD ON     PURCHASES          AND       SHARES HELD ON        VALUE
NAME OF ISSUER                            SEPT. 30, 2004   AND ADDITIONS    REDUCTIONS    SEPT. 30, 2005    SEPT. 30, 2005
--------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                             314,000                                          314,000       $ 84,780,000
Apollo International, Inc. S-A CV Pfd.        105,264                                          105,264            400,000
ChoicePoint, Inc.                           4,600,000                         100,000        4,500,000                 --**
Kerzner Intl., Ltd.                         2,400,000                                        2,400,000        133,320,000
Saga Comm., Inc., Cl A                      1,000,000                         375,000          625,000                 --**
Vail Resorts, Inc.                          3,000,000                                        3,000,000         86,250,000
                                                                                                             ------------
TOTAL INVESTMENT IN "AFFILIATES"
  (11.3% OF NET ASSETS)                                                                                      $304,750,000
                                                                                                             ============


                                             DIVIDEND
                                              INCOME
                                            YEAR ENDED
NAME OF ISSUER                            SEPT. 30, 2005
--------------------------------------------------------
Alexander's, Inc.
Apollo International, Inc. S-A CV Pfd.
ChoicePoint, Inc.
Kerzner Intl., Ltd.
Saga Comm., Inc., Cl A
Vail Resorts, Inc.
                                                --
TOTAL INVESTMENT IN "AFFILIATES"
  (11.3% OF NET ASSETS)                         $0
                                                ==

---------------
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the year ended September 30, 2005.
**   As of September 30, 2005, no longer an affiliate.

BARON GROWTH FUND


                                      BALANCE OF         GROSS        GROSS SALES     BALANCE OF
                                    SHARES HELD ON     PURCHASES          AND       SHARES HELD ON        VALUE
NAME OF ISSUER                      SEPT. 30, 2004   AND ADDITIONS    REDUCTIONS    SEPT. 30, 2005    SEPT. 30, 2005
 -------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.^                    1,900,000        1,900,000                       3,800,000       $ 72,656,000
Arch Capital Group, Ltd.              1,650,000                                        1,650,000                 --**
Carter's, Inc.                        1,200,000          250,000                       1,450,000         82,360,000
Centene Corp. +                       1,600,000        1,600,000            500        3,199,500         80,083,485
Center Financial Corp.                       --          850,000                         850,000         19,975,000
DeVry, Inc.                           2,250,000        1,450,000                       3,700,000         70,485,000
Encore Acquisition Co.@               2,200,000        1,500,000                       3,700,000        143,745,000
Isle of Capri Casinos, Inc.           1,275,000          225,000         75,000        1,425,000                 --**
Kerzner Intl., Ltd.                   1,800,000                                        1,800,000                 --**
Odyssey Healthcare, Inc.              1,575,000        1,020,550        995,550        1,600,000                 --**
                                                                                                       ------------
TOTAL INVESTMENT IN "AFFILIATES"
  (9.4% OF NET ASSETS)                                                                                 $469,304,485
                                                                                                       ============


                                       DIVIDEND
                                        INCOME
                                      YEAR ENDED
NAME OF ISSUER                      SEPT. 30, 2005
 -------------------------------------------------
AMERIGROUP, Corp.^
Arch Capital Group, Ltd.
Carter's, Inc.
Centene Corp. +
Center Financial Corp.                 $98,000
DeVry, Inc.
Encore Acquisition Co.@
Isle of Capri Casinos, Inc.
Kerzner Intl., Ltd.
Odyssey Healthcare, Inc.
                                       -------
TOTAL INVESTMENT IN "AFFILIATES"
  (9.4% OF NET ASSETS)                 $98,000
                                       =======

---------------
^    Received 1,900,000 shares from 2:1 stock split.
+    Received 1,600,000 shares from 2:1 stock split.
@    Received 1,225,000 shares from 3:2 stock split.
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the year ended September 30, 2005.
**   As of September 30, 2005, no longer an affiliate.

BARON FUNDS
--------------------------------------------------------------------------------

(9) Investment in "Affiliates"* (continued)

BARON SMALL CAP FUND


                                               BALANCE OF          GROSS       GROSS SALES      BALANCE OF
                                             SHARES HELD ON      PURCHASES         AND        SHARES HELD ON        VALUE
NAME OF ISSUER                               SEPT. 30, 2004    AND ADDITIONS    REDUCTIONS    SEPT. 30, 2005   SEPT. 30, 2005
-----------------------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                                  --        1,850,000                      1,850,000       $ 21,349,000
Cash Systems, Inc.                                     --        1,500,000                      1,500,000         10,305,000
Casual Male Retail Group, Inc.                  1,157,503                                       1,157,503          7,963,621
Casual Male Retail Group, Inc., Warrants
  Exp 04/26/2007                                1,407,353                                       1,407,353          3,606,750
Casual Male Retail Group, Inc., Warrants
  Exp 07/02/2010                                  100,000                                         100,000            212,000
Design Within Reach, Inc.                         350,000          750,000                      1,100,000          9,933,000
DTS, Inc. (formerly Digital Theater
  Systems, Inc.)                                1,300,000          325,000                      1,625,000         27,365,000
Eagle Materials, Inc., Cl B                       800,000          200,000                      1,000,000        115,700,000
Eagle Materials, Inc.                                  --           45,600                         45,600          5,534,472
EMAK Worldwide, Inc.                              500,000                        500,000               --                 --**
Great Wolf Resorts, Inc.                               --        2,500,000                      2,500,000         25,850,000
Immucor, Inc. +                                 1,987,500        1,375,000       862,500        2,500,000         68,600,000
Infocrossing, Inc.                                963,100          286,900       168,000        1,082,000          9,943,580
Infocrossing, Inc., Warrants Exp
  10/16/2008                                      222,575                                         222,575            296,025
Kensey Nash Corp.                                 525,000          416,600                        941,600         28,869,456
LECG Corp.                                      1,650,000                                       1,650,000         37,950,000
MarineMax, Inc.                                   651,300          848,700                      1,500,000         38,235,000
Measurement Specialties, Inc.                     343,700          762,300         6,000        1,100,000         23,320,000
NuCO2, Inc.                                            --        1,127,364                      1,127,364         29,029,623
PeopleSupport, Inc.                                    --        1,000,000       539,800          460,200                 --**
Provide Commerce, Inc.                            900,000                        400,000          500,000                 --**
                                                                                                                ------------
TOTAL INVESTMENT IN "AFFILIATES"
  (16.4% OF NET ASSETS)                                                                                         $464,062,527
                                                                                                               ============


                                                DIVIDEND
                                                 INCOME
                                               YEAR ENDED
NAME OF ISSUER                               SEPT. 30, 2005
-----------------------------------------------------------
AFC Enterprises, Inc.                          $6,720,000
Cash Systems, Inc.
Casual Male Retail Group, Inc.
Casual Male Retail Group, Inc., Warrants
  Exp 04/26/2007
Casual Male Retail Group, Inc., Warrants
  Exp 07/02/2010
Design Within Reach, Inc.
DTS, Inc. (formerly Digital Theater
  Systems, Inc.)
Eagle Materials, Inc., Cl B                     1,050,000
Eagle Materials, Inc.                              27,360
EMAK Worldwide, Inc.
Great Wolf Resorts, Inc.
Immucor, Inc.++
Infocrossing, Inc.
Infocrossing, Inc., Warrants Exp 10/16/
  2008
Kensey Nash Corp.
LECG Corp.
MarineMax, Inc.
Measurement Specialties, Inc.
NuCO2, Inc.
PeopleSupport, Inc.
Provide Commerce, Inc.
                                               ----------
TOTAL INVESTMENT IN "AFFILIATES"
  (16.4% OF NET ASSETS)                        $7,797,360
                                               ==========

---------------
++   Received 875,000 shares from 3:2 stock split.
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the year ended September 30, 2005.
**   As of September 30, 2005, no longer an affiliate.

BARON FUNDS
--------------------------------------------------------------------------------

(10) Financial Highlights

BARON ASSET FUND

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                        YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------------------------
                                               2005        2004       2003        2002       2001        2000         1999
                                             --------    --------   --------    --------   --------    --------     --------
NET ASSET VALUE, BEGINNING OF YEAR           $  47.89    $  40.05   $  35.65    $  40.22   $  63.35    $  51.57     $  39.96
                                             --------    --------   --------    --------   --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (0.46)      (0.43)     (0.46)      (0.55)     (0.65)      (0.76)       (0.30)
Net realized and unrealized gains
 (losses) on investments                        12.08        8.27       6.04        0.05     (17.87)      12.53        11.94
                                             --------    --------   --------    --------   --------    --------     --------
   TOTAL FROM INVESTMENT OPERATIONS             11.62        7.84       5.58       (0.50)    (18.52)      11.77        11.64
                                             --------    --------   --------    --------   --------    --------     --------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00       0.00        0.00       0.00        0.00        (0.04)
Distributions from net realized gains           (2.99)       0.00      (1.18)      (4.07)     (4.61)       0.00         0.00
                                             --------    --------   --------    --------   --------    --------     --------
   TOTAL DISTRIBUTIONS                          (2.99)       0.00      (1.18)      (4.07)     (4.61)       0.00        (0.04)
                                             --------    --------   --------    --------   --------    --------     --------
Capital contribution                             0.00        0.00       0.00        0.00       0.00        0.01         0.01
                                             --------    --------   --------    --------   --------    --------     --------
NET ASSET VALUE, END OF YEAR                 $  56.52    $  47.89   $  40.05    $  35.65   $  40.22    $  63.35     $  51.57
                                             ========    ========   ========    ========   ========    ========     ========
   TOTAL RETURN                                  25.2%       19.6%      16.1%       (2.5%)    (31.2%)      22.8%++      29.2%*
                                             ========    ========   ========    ========   ========    ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $2,687.4    $2,002.4   $1,957.2    $2,055.2   $2,692.3    $4,917.4     $5,863.1
Ratio of total expenses to average net
 assets                                          1.34%       1.34%      1.34%       1.35%      1.37%       1.36%        1.31%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%      0.00%      (0.02%)    (0.01%)     (0.03%)       0.00%
                                             --------    --------   --------    --------   --------    --------     --------
Ratio of operating expenses to average
 net assets                                      1.34%       1.34%      1.34%       1.33%      1.36%       1.33%        1.31%
                                             ========    ========   ========    ========   ========    ========     ========
Ratio of net investment income (loss) to
 average net assets                             (0.91%)     (0.90%)    (1.14%)     (1.16%)    (1.14%)     (1.09%)      (0.57%)
Portfolio turnover rate                         11.47%      19.57%     27.95%       6.01%      4.33%       2.51%       15.64%


                                                 YEAR ENDED SEPTEMBER 30,
                                             -------------------------------
                                               1998        1997       1996
                                             --------    --------   --------
NET ASSET VALUE, BEGINNING OF YEAR           $  47.43    $  35.50   $  29.30
                                             --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                     0.05       (0.14)     (0.06)
Net realized and unrealized gains
 (losses) on investments                        (7.52)      12.11       6.29
                                             --------    --------   --------
   TOTAL FROM INVESTMENT OPERATIONS             (7.47)      11.97       6.23
                                             --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00       0.00
Distributions from net realized gains            0.00       (0.04)     (0.03)
                                             --------    --------   --------
   TOTAL DISTRIBUTIONS                           0.00       (0.04)     (0.03)
                                             --------    --------   --------
Capital contribution                             0.00        0.00       0.00
                                             --------    --------   --------
NET ASSET VALUE, END OF YEAR                 $  39.96    $  47.43   $  35.50
                                             ========    ========   ========
   TOTAL RETURN                                 (15.7%)      33.8%      21.3%
                                             ========    ========   ========
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $4,410.5    $3,224.5   $1,166.1
Ratio of total expenses to average net
 assets                                          1.32%       1.35%      1.40%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%      0.00%
                                             --------    --------   --------
Ratio of operating expenses to average
 net assets                                      1.32%       1.35%      1.40%
                                             ========    ========   ========
Ratio of net investment income (loss) to
 average net assets                              0.11%      (0.52%)    (0.29%)
Portfolio turnover rate                         23.43%      13.23%     19.34%

---------------

++ Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.02%.

* Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.03%.

BARON FUNDS
--------------------------------------------------------------------------------

(10) Financial Highlights (continued)

BARON GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                          YEAR ENDED SEPTEMBER 30,
                                              --------------------------------------------------------------------------------
                                               2005        2004       2003        2002      2001      2000     1999      1998
                                             --------    --------   --------    --------   ------    ------   ------    ------
NET ASSET VALUE, BEGINNING OF YEAR           $  38.92    $  32.65   $  26.96    $  27.18   $32.26    $29.06   $20.32    $24.89
                                             --------    --------   --------    --------   ------    ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (0.29)      (0.30)     (0.25)      (0.23)   (0.22)    (0.26)   (0.04)     0.06
Net realized and unrealized gains
 (losses) on investments                         7.33        6.57       5.94        1.65    (1.67)     5.34     8.82     (4.56)
                                             --------    --------   --------    --------   ------    ------   ------    ------
   TOTAL FROM INVESTMENT OPERATIONS              7.04        6.27       5.69        1.42    (1.89)     5.08     8.78     (4.50)
                                             --------    --------   --------    --------   ------    ------   ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00       0.00        0.00     0.00      0.00    (0.04)    (0.02)
Distributions from net realized gains            0.00        0.00       0.00       (1.64)   (3.19)    (1.88)    0.00     (0.05)
                                             --------    --------   --------    --------   ------    ------   ------    ------
   TOTAL DISTRIBUTIONS                           0.00        0.00       0.00       (1.64)   (3.19)    (1.88)   (0.04)    (0.07)
                                             --------    --------   --------    --------   ------    ------   ------    ------
NET ASSET VALUE, END OF YEAR                 $  45.96    $  38.92   $  32.65    $  26.96   $27.18    $32.26   $29.06    $20.32
                                             ========    ========   ========    ========   ======    ======   ======    ======
   TOTAL RETURN                                  18.1%       19.2%      21.1%        5.0%    (6.1%)    18.6%    43.2%    (18.1%)
                                             ========    ========   ========    ========   ======    ======   ======    ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $5,005.1    $3,135.6   $2,185.4    $1,030.3   $512.3    $533.4   $439.4    $315.6
Ratio of total expenses to average net
 assets                                          1.31%       1.33%      1.36%       1.35%    1.36%     1.36%    1.40%     1.43%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%      0.00%       0.00%    0.00%     0.00%   (0.03%)   (0.06%)
                                             --------    --------   --------    --------   ------    ------   ------    ------
Ratio of operating expenses to average
 net assets                                      1.31%       1.33%      1.36%       1.35%    1.36%     1.36%    1.37%     1.37%
                                             ========    ========   ========    ========   ======    ======   ======    ======
Ratio of net investment income (loss) to
 average net assets                             (0.73%)     (0.89%)    (1.11%)     (1.02%)  (0.79%)   (0.78%)  (0.20%)    0.21%
Portfolio turnover rate                         15.50%      27.15%     32.63%      18.31%   34.94%    39.00%   53.36%    40.38%


                                                YEAR ENDED
                                              SEPTEMBER 30,
                                              ---------------
                                              1997      1996
                                             ------    ------
NET ASSET VALUE, BEGINNING OF YEAR           $18.40    $14.77
                                             ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                   0.06      0.11
Net realized and unrealized gains
 (losses) on investments                       6.68      3.66
                                             ------    ------
   TOTAL FROM INVESTMENT OPERATIONS            6.74      3.77
                                             ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income          (0.09)    (0.04)
Distributions from net realized gains         (0.16)    (0.10)
                                             ------    ------
   TOTAL DISTRIBUTIONS                        (0.25)    (0.14)
                                             ------    ------
NET ASSET VALUE, END OF YEAR                 $24.89    $18.40
                                             ======    ======
   TOTAL RETURN                                37.1%     25.8%
                                             ======    ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $390.8    $207.2
Ratio of total expenses to average net
 assets                                        1.40%     1.54%
Less: Ratio of interest expense to
 average net assets                            0.00%     0.00%
                                             ------    ------
Ratio of operating expenses to average
 net assets                                    1.40%     1.54%
                                             ======    ======
Ratio of net investment income (loss) to
 average net assets                            0.37%     1.20%
Portfolio turnover rate                       25.17%    40.27%

---------------
The Fund's custodian's offset of custody fees amounted to less than $0.01 per share in 1996.
The expense offset amount is included in expense data above.

BARON FUNDS
--------------------------------------------------------------------------------

(10) Financial Highlights (continued)

BARON SMALL CAP FUND

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                         YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------------------------------------------------
                                               2005        2004       2003       2002     2001      2000     1999      1998
                                             --------    --------   --------    ------   ------    ------   ------    ------
NET ASSET VALUE, BEGINNING OF YEAR           $  19.18    $  17.26   $  13.73    $12.69   $16.05    $13.37   $ 8.61    $10.00
                                             --------    --------   --------    ------   ------    ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (0.10)      (0.15)     (0.11)    (0.14)   (0.11)    (0.16)   (0.10)    (0.02)
Net realized and unrealized gains
 (losses) on investments                         4.55        2.07       4.02      1.18    (2.87)     2.84     4.86     (1.37)
                                             --------    --------   --------    ------   ------    ------   ------    ------
   TOTAL FROM INVESTMENT OPERATIONS              4.45        1.92       3.91      1.04    (2.98)     2.68     4.76     (1.39)
                                             --------    --------   --------    ------   ------    ------   ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00       0.00      0.00     0.00      0.00     0.00      0.00
Distributions from net realized gains           (0.55)       0.00      (0.38)     0.00    (0.38)     0.00     0.00      0.00
                                             --------    --------   --------    ------   ------    ------   ------    ------
   TOTAL DISTRIBUTIONS                          (0.55)       0.00      (0.38)     0.00    (0.38)     0.00     0.00      0.00
                                             --------    --------   --------    ------   ------    ------   ------    ------
NET ASSET VALUE, END OF YEAR                 $  23.08    $  19.18   $  17.26    $13.73   $12.69    $16.05   $13.37    $ 8.61
                                             ========    ========   ========    ======   ======    ======   ======    ======
   TOTAL RETURN                                  23.6%       11.1%      29.2%      8.2%   (18.8%)    20.0%    55.3%    (13.9%)
                                             ========    ========   ========    ======   ======    ======   ======    ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $2,828.6    $1,782.1   $1,210.5    $719.1   $585.9    $879.5   $715.7    $403.7
Ratio of expenses to average net assets          1.33%       1.33%      1.36%     1.36%    1.35%     1.33%    1.34%     1.39%
Ratio of net investment loss to average
 net assets                                     (0.48%)     (0.88%)    (0.87%)   (0.97%)  (0.68%)   (0.90%)  (0.99%)   (0.20%)
Portfolio turnover rate                         24.68%      32.92%     30.29%    55.07%   55.77%    53.18%   42.69%    59.68%

BARON IOPPORTUNITY FUND

Selected data for a share of beneficial interest outstanding throughout each year:


                                                             YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------------
                                              2005      2004     2003      2002        2001       2000*
                                             ------    ------   ------    ------     -------      ------
NET ASSET VALUE, BEGINNING OF YEAR           $ 7.58    $ 6.48   $ 3.63    $ 4.09     $  8.76      $10.00
                                             ------    ------   ------    ------     -------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                  (0.09)    (0.10)   (0.05)    (0.06)      (0.05)       0.03
Net realized and unrealized gains
  (losses) on investments                      1.66      1.18     2.89     (0.40)      (4.59)      (1.28)
                                             ------    ------   ------    ------     -------      ------
   TOTAL FROM INVESTMENT OPERATIONS            1.57      1.08     2.84     (0.46)      (4.64)      (1.25)
                                             ------    ------   ------    ------     -------      ------
LESS DISTRIBUTIONS
Dividends from net investment income           0.00      0.00     0.00      0.00       (0.03)       0.00
Distributions from net realized gains          0.00      0.00     0.00      0.00        0.00        0.00
                                             ------    ------   ------    ------     -------      ------
   TOTAL DISTRIBUTIONS                         0.00      0.00     0.00      0.00       (0.03)       0.00
                                             ------    ------   ------    ------     -------      ------
Redemption fees added to paid in capital       0.01      0.02     0.01      0.00++      0.00++      0.01
                                             ------    ------   ------    ------     -------      ------
NET ASSET VALUE, END OF YEAR                 $ 9.16    $ 7.58   $ 6.48    $ 3.63     $  4.09      $ 8.76
                                             ======    ======   ======    ======     =======      ======
   TOTAL RETURN ^                              20.8%     17.0%    78.5%    (11.2%)     (53.1%)     (12.4%)+
                                             ======    ======   ======    ======     =======      ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $145.7    $133.9   $109.3    $ 57.5     $  73.7      $188.2
Ratio of total expenses to average net
  assets                                       1.52%     1.56%    1.67%     1.65%       1.55%       1.53%**
Less: Expense reimbursement by investment
  adviser                                     (0.02%)   (0.06%)  (0.17%)   (0.15%)     (0.05%)     (0.03%)**
                                             ------    ------   ------    ------     -------      ------
Ratio of net expenses to average net
  assets                                       1.50%     1.50%    1.50%     1.50%       1.50%       1.50%**
                                             ======    ======   ======    ======     =======      ======
Ratio of net investment income (loss) to
  average net assets                          (1.01%)   (1.25%)  (1.18%)   (1.20%)     (0.75%)      0.46%**
Portfolio turnover rate                       83.64%    86.35%   89.72%    96.41%     123.30%      31.47%+

---------------
* For the period February 29, 2000 (Commencement of Operations) to September 30, 2000.
**   Annualized.
+    Not Annualized
++   Less than $0.01 per share.
^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

BARON FUNDS
--------------------------------------------------------------------------------

(10) Financial Highlights (continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout the year:


                                                           FOR THE PERIOD
                                     FOR THE YEAR          APRIL 30, 2004
                                        ENDED       (COMMENCEMENT OF OPERATIONS)
                                         2005           TO SEPTEMBER 30, 2004
                                     ------------   ----------------------------
NET ASSET VALUE, BEGINNING OF
  YEAR                                  $ 9.89                 $10.00
                                        ------                 ------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss                      (0.05)                 (0.02)
Net realized and unrealized
  gains (losses) on investments           1.72                  (0.09)
                                        ------                 ------
   TOTAL FROM INVESTMENT
  OPERATIONS                              1.67                  (0.11)
                                        ------                 ------
LESS DISTRIBUTIONS
Dividends from net investment
  income                                  0.00                   0.00
Distributions from net realized
  gains                                   0.00                   0.00
                                        ------                 ------
   TOTAL DISTRIBUTIONS                    0.00                   0.00
                                        ------                 ------
NET ASSET VALUE, END OF YEAR            $11.56                 $ 9.89
                                        ======                 ======
   TOTAL RETURN ^                         16.9%                  (1.1%)+
                                        ======                 ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of
  year                                  $ 96.5                 $ 49.3
Ratio of total expenses to
  average net assets                      1.49%                  1.67%**
Less: Expense reimbursement by
  investment adviser                     (0.09%)                (0.27%)**
                                        ------                 ------
Ratio of net expenses to average
  net assets                              1.40%                  1.40%**
                                        ======                 ======
Ratio of net investment loss to
  average net assets                     (0.58%)                (0.79%)**
Portfolio turnover rate                  46.71%                  7.58%+

---------------
**   Annualized.
+    Not Annualized
^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

BARON FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


--------------------------------
TO THE SHAREHOLDERS
AND BOARD OF TRUSTEES OF
BARON INVESTMENT FUNDS TRUST
--------------------------------


In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baron Investment Funds Trust, comprising, respectively, Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund (collectively the "Funds") at September 30, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 23, 2005

                                   B  A  R  O  N
                                    F U N D S(r)

                                       >        Baron Asset Fund
                                       >        Baron Growth Fund
                                       >        Baron Small Cap Fund
                                       >        Baron iOpportunity Fund
                                       >        Baron Fifth Avenue Growth Fund

                            As of September 30, 2005

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY CONTRACTS FOR EACH OF THE SERIES BY THE BOARD OF TRUSTEES

The Board of Trustees (the "Board") of Baron Investment Funds Trust (the "Trust") met on May 3, 2005 to discuss the selection of BAMCO, Inc. as the adviser ("Adviser") and the approval of the advisory fee for each series of the Trust ( a "Fund" or collectively the "Funds"). The members of the Board who are not affiliated with the Funds' Adviser (the "Independent Trustees") met in separate session to discuss and consider the renewals of the advisory contracts for each Fund. An independent consultant provided reports to the Board and attended the May Board meeting. The Trustees received a substantial amount of information from the Adviser and from the consultant. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreements for each Fund for an additional one year period. Except that for the Baron Fifth Avenue Growth Fund, approval for an initial term of two years, was given at a meeting of the Board held on May 3, 2004.

In considering the advisory agreements and in reaching its determination, the Board reviewed and analyzed various factors that it deemed relevant, including the factors listed below.

1.   NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the services provided by the Adviser, the Independent Trustees relied on information received and knowledge gained throughout the year. The Board considered the Adviser's resources and the Board's confidence in the Adviser's senior personnel and portfolio management staff. The Board paid particular attention to the quality of the services provided by the Adviser and the nature of those services, including the extensive devotion to research efforts by the Adviser. The Board also considered the level of performance of other services provided by the Adviser, including selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, including the Funds' custodian and transfer agent, the quality of the shareholder reports, and the ability to monitor adherence to investment guidelines and restrictions. The Board also considered the support services provided to the Board and the legal and accounting services provided to the Funds. The Board concluded that the nature, extent and quality of the services provided by the Adviser to each Fund were appropriate and that each Fund was likely to continue to benefit from those services provided under the contracts with the Adviser.

2.       INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board's analysis of the investment performance of the Funds took into account reports prepared by an independent consultant and data supplied by independent data service providers. Performance of the Funds was compared to performance of similar funds managed by other advisers over comparable periods, as well as to the expenses of those other funds. The independent analysis considered total return and risk ratios of the Funds and of similar funds, and a comparison of annualized total return over one, three, five and ten year periods, where applicable, against expense group and performance universe averages. The Board considered the performance of each Fund as measured against its peers and against other Funds managed by the Adviser. After considering all the information, the Board concluded that the Funds and their shareholders were benefitting from the Adviser's investment management of each Fund, although noted that past performance is no guarantee of future results.

3.   Costs of Services Provided and Profits to be Realized by the Adviser

The Board examined the fees charged by the Adviser as compared to the fees charged by comparable funds, based on information provided by the Adviser and by the independent consultant. The information considered by the Board compared various fees and expenses, as well as total expense ratios, of the Funds against the same fees and expenses of other funds of similar size, character and investment strategies. Although the total expense ratios for the Funds were not the lowest, they were not the highest either. The Board noted that total expense ratios for the Funds had continued to decrease since the inception of the Funds.

The Board considered the Adviser's management fees for other mutual fund accounts for which the Adviser serves as a sub-adviser. While the fees for those sub-advised accounts are lower than the fees for the Funds, the Adviser performs only portfolio management services for those accounts, and does not provide the many other services provided by the Adviser to the Funds. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, risk management, and trustee support.

The Board also considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary to implement investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds. The Board considered benefits that enured to affiliates, including brokerage fees earned by an affiliated broker/dealer. The Board also considered the financial condition of the Adviser and its affiliates.

The Board concluded that the management fee, as well as the total expenses paid by each Fund to the Adviser and its affiliates, were reasonable in light of the services provided and the performance of each Fund achieved by the Adviser over various time periods, and that the other expenses of the Funds were also reasonable.

4.   ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund's management fee reflected economies of scale for the benefit of Fund shareholders. The Board considered that the Funds do not have breakpoint fees, except the large cap Baron Fifth Avenue Growth Fund. The Board considered that the small and mid cap investment strategy required more attention by the Adviser than a strategy that involved other types of investing, particularly as the asset size increased in size. The Board considered other components of the services provided by the Adviser with respect to economies of scale achieved as asset sizes increase. The Board concluded that each Fund's management fee structure was reasonable with respect to economies achieved for the benefit of shareholders.

5.   BENEFITS TO THE ADVISER AND ITS AFFILIATES

The Board considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board acknowledged that an affiliated broker/dealer served as one of the brokers used by the Adviser for Fund transactions. The Board considered that the rates paid to the affiliated broker were less than the rates paid to other brokers and considered a best execution analysis performed by an outside independent consultant with respect to the transactions by the affiliate. Based on its reviews of information provided quarterly throughout the year regarding affiliated brokerage, the Board concluded that the use of the affiliated broker to execute portfolio transactions was appropriate and consistent with established procedures adopted by the Board. However, the Adviser reported that the affiliated broker would cease acting as such before the end of the calendar year.

After due consideration of the above enumerated factors, and additional factors, the Board, including a majority of the Independent Trustees, concluded that approval of each Funds' investment advisory agreement was in the best interests of the Funds and their shareholders.

BARON FUNDS
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
We are required by the Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of distributions paid by the Funds during such fiscal year.

During the fiscal year ended September 30, 2005, Baron Asset Fund, Baron Growth Fund, and Baron Small Cap Fund designated the following redemption distribution as long-term capital gain dividend:

                  BARON ASSET FUND    BARON GROWTH FUND    BARON SMALL CAP FUND
                  ----------------    -----------------    --------------------
                    $132,195,893          $7,034,412           $56,665,787


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the Funds. The following table lists the Trustees and executive officers of the Funds, their date of birth, current positions held with the Funds, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for all five portfolios.

INTERESTED TRUSTEES

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Ronald Baron *+                  President, Chief         18 years                     Chairman, CEO, and Director, Baron
767 Fifth Avenue                 Executive Officer,                                    Capital, Inc. (1982-Present), Baron
New York, NY 10153               Chief Investment                                      Capital Management, Inc. (1983-Present),
DOB: May 23, 1943                Officer, Trustee and                                  Baron Capital Group, Inc. (1984-Present),
                                 Portfolio Manager                                     BAMCO, Inc. (1987-Present); Portfolio
                                                                                       Manager, Baron Asset Fund (1987-Present),
                                                                                       Baron Growth Fund (1995-Present);
                                                                                       President (2004-Present), Chairman (1999-
                                                                                       2004), CIO and Trustee (1987-Present),
                                                                                       Baron Investment Funds Trust; President
                                                                                       (2004-Present), Chairman (1997-2004), CIO
                                                                                       and Trustee (1997-Present), Baron Capital
                                                                                       Funds Trust; President (2004-Present),
                                                                                       Chairman (2003-2004), CIO and Trustee
                                                                                       (2003-Present), Baron Select Funds.

Linda S. Martinson*+             Vice President,          18 years                     General Counsel, Vice President and
767 Fifth Avenue                 Secretary, General                                    Secretary, Baron Capital, Inc. (1983-
New York, NY 10153               Counsel and Trustee                                   Present), BAMCO, Inc. (1987-Present),
DOB: February 22, 1955                                                                 Baron Capital Group, Inc. (1984-Present),
                                                                                       Baron Capital Management, Inc. (1983-
                                                                                       Present); Vice President, Secretary,
                                                                                       General Counsel and Trustee, Baron
                                                                                       Investment Funds Trust (1987-Present);
                                                                                       Vice President, Secretary, General Counsel
                                                                                       and Trustee, Baron Capital Funds Trust
                                                                                       (1997-Present); Vice President, General
                                                                                       Counsel, Secretary and Trustee, Baron
                                                                                       Select Funds (2003-Present).
INTERESTED TRUSTEES
NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Ronald Baron *+                  None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: May 23, 1943

Linda S. Martinson*+             None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: February 22, 1955

BARON FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEES

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Morty Schaja*+                   Executive Vice           9 years                      President and Chief Operating Officer,
767 Fifth Avenue                 President, Chief                                      Baron Capital, Inc. (1999-Present); Senior
New York, NY 10153               Operating Officer and                                 Vice President and Chief Operating
DOB: October 30, 1954            Trustee                                               Officer, Baron Capital, Inc. (1997-1999);
                                                                                       Managing Director, Vice President, Baron
                                                                                       Capital, Inc. (1991-1999); and Director,
                                                                                       Baron Capital Group, Inc., Baron Capital
                                                                                       Management, Inc., and BAMCO, Inc. (1997-
                                                                                       Present); Executive Vice President (2004-
                                                                                       Present), President (1999-2004), COO
                                                                                       (1999-Present) and Trustee (1996-Present),
                                                                                       Baron Investment Funds Trust; Executive
                                                                                       Vice President (2004-Present), President
                                                                                       (1999-2004), COO (1999-Present) and
                                                                                       Trustee (1997-Present) Baron Capital Funds
                                                                                       Trust; Executive Vice President (2004-
                                                                                       Present), President, COO and Trustee
                                                                                       (2003-Present), Baron Select Funds.

INTERESTED TRUSTEES
NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Morty Schaja*+                   None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: October 30, 1954


DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Steven B. Dodge^**                Trustee                  1 year                        CEO, Windover Development
239 Summer Street                                          (Elected 10/22/04)            Corporation (2004-Present) (private
Manchester, MA 01944                                                                     real estate development company);
DOB: July 12, 1945                                                                       Founder and Chairman, American
                                                                                         Tower Corporation (1998-Present);
                                                                                         Founder, Chairman and CEO, American
                                                                                         Radio Systems (1988-1998); Founder,
                                                                                         Chairman and CEO, American
                                                                                         Cablesystems (1978-1988); Chairman
                                                                                         of Audit Committee, member of
                                                                                         executive and Special Independent
                                                                                         Committees, Sotheby's Holdings,
                                                                                         Inc. (2000-Present); Chairman of
                                                                                         Audit Committee, Nextel Partners,
                                                                                         Inc. (2000-Present); Trustee (2004-
                                                                                         Present) Baron Investment Funds
                                                                                         Trust; Trustee (2004-Present) Baron
                                                                                         Capital Funds Trust; and Trustee
                                                                                         (2004-Present) Baron Select Funds.

DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Steven B. Dodge^**                Chairman of the Audit Committee,
239 Summer Street                 Member of Executive and Special
Manchester, MA 01944              Independent
DOB: July 12, 1945                Committees,
                                  Sotheby's Holdings, Inc. (2000-
                                  Present);
                                  Chairman of Audit Committee,
                                  Nextel Partners, Inc.
                                  (2000-Present)

BARON FUNDS
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Norman S. Edelcup++^**            Trustee                  18 years                      Director (2001-Present), and Senior
244 Atlantic Isles                                                                       Vice President (2001-2004), Florida
Sunny Isles Beach, FL 33160                                                              Savings Bank; Mayor (October 2003-
DOB: May 8, 1935                                                                         Present), Commissioner, Sunny Isles
                                                                                         Beach, Florida (2001-2003); Senior
                                                                                         Vice President, Item Processing of
                                                                                         America (1999-2000) (a subsidiary
                                                                                         of The Intercept Group); Chairman,
                                                                                         Item Processing of America (1989-
                                                                                         1999) (a financial institution
                                                                                         service bureau); Director, Valhi,
                                                                                         Inc. (1975-Present) (diversified
                                                                                         company); Director, Artistic
                                                                                         Greetings, Inc. (1985-1998);
                                                                                         Trustee (1987-Present), Baron
                                                                                         Investment Funds Trust; Trustee
                                                                                         (1997-Present), Baron Capital Funds
                                                                                         Trust; Trustee (2003-Present) Baron
                                                                                         Select Funds.

David I. Fuente^**                Trustee                  1 year                        Director (1987-Present), Chairman
701 Tern Point Circle                                      (Elected 10/22/04)            (1987-2001) and CEO (1987-2000)
Boca Raton, FL 33431                                                                     Office Depot; Director, Ryder
DOB: September 10, 1945                                                                  Systems, Inc. (1998-Present);
                                                                                         Director, Dick's Sporting Goods,
                                                                                         Inc. (1993-Present); Trustee (2004-
                                                                                         Present) Baron Investment Funds
                                                                                         Trust; Trustee (2004-Present) Baron
                                                                                         Capital Funds Trust; and Trustee
                                                                                         (2004-Present) Baron Select Funds.

Charles N. Mathewson^**           Chairman and Trustee     18 years; Elected as          Chairman Emeritus (October 2003-
9295 Prototype Road                                        Chairman 08/04                Present), Chairman, International
Reno, NV 89521                                                                           Game Technology, Inc. (1986-2003)
DOB: June 12, 1928                                                                       (manufacturer of microprocessor-
                                                                                         controlled gaming machines and
                                                                                         monitoring systems); Chairman,
                                                                                         American Gaming Association (1994-
                                                                                         2002); Chairman (2004-Present)
                                                                                         Trustee (1987-Present) Baron
                                                                                         Investment Funds Trust; Chairman
                                                                                         (2004-Present), Trustee (1997-
                                                                                         Present) Baron Capital Funds Trust;
                                                                                         Chairman (2004-Present) Trustee
                                                                                         (2003-Present) Baron Select Funds.
DISINTERESTED TRUSTEES

NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Norman S. Edelcup+^**             Director, Florida Savings Bank
244 Atlantic Isles                (2001-Present); Director, Valhi,
Sunny Isles Beach, FL 33160       Inc. (1975-Present) (diversified
DOB: May 8, 1935                  company).

David I. Fuente^**                Director (1987-Present) Office
701 Tern Point Circle             Depot; Director, Ryder System,
Boca Raton, FL 33431              Inc. (1998-Present); Director,
DOB: September 10, 1945           Dick's Sporting Goods, Inc.
                                  (1993-Present).

Charles N. Mathewson^**           None outside the Baron Funds
9295 Prototype Road               Complex.
Reno, NV 89521
DOB: June 12, 1928

BARON FUNDS
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Harold W. Milner^**               Trustee                  18 years                      Retired; President and CEO, Kahler
2293 Morningstar Drive                                                                   Realty Corporation (1985-1997)
Park City, UT 84060                                                                      (hotel ownership and management);
DOB: November 11, 1934                                                                   Trustee (1987-Present) Baron
                                                                                         Investment Funds Trust; Trustee
                                                                                         (1997-Present) Baron Capital Funds
                                                                                         Trust; Trustee (2003-Present) Baron
                                                                                         Select Funds.

Raymond Noveck+++^**              Trustee                  18 years                      Private Investor (1999-Present);
31 Karen Road                                                                            President, The Medical Information
Waban, MA 02168                                                                          Line, Inc. (1997-1998) (health care
DOB: May 4, 1943                                                                         information); President, Strategic
                                                                                         Systems, Inc. (1990-1997) (health
                                                                                         care information); Director,
                                                                                         Horizon/CMS Healthcare Corporation
                                                                                         (1987-1997); Trustee (1987-Present)
                                                                                         Baron Investment Funds Trust;
                                                                                         Trustee (1997-Present) Baron
                                                                                         Capital Funds Trust; Trustee (2003-
                                                                                         Present) Baron Select Funds.

David A. Silverman, MD^**         Trustee                  18 years                      Physician and Faculty, New York
146 Central Park West                                                                    University School of Medicine
New York, NY 10024                                                                       (1976-Present)Trustee (1987-
DOB: March 14, 1950                                                                      Present) Baron Investment Funds
                                                                                         Trust; Trustee (1997-Present) Baron
                                                                                         Capital Funds Trust; Trustee (2003-
                                                                                         Present) Baron Select Funds.

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Harold W. Milner^**               None outside the Baron Funds
2293 Morningstar Drive            Complex.
Park City, UT 84060
DOB: November 11, 1934

Raymond Noveck++^**               None outside the Baron Funds
31 Karen Road                     Complex.
Waban, MA 02168
DOB: May 4, 1943

David A. Silverman, MD^**         Director, New York Blood Center
146 Central Park West             (1999-Present).
New York, NY 10024
DOB: March 14, 1950

BARON FUNDS
--------------------------------------------------------------------------------

OFFICERS OF THE FUNDS

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Clifford Greenberg               Senior Vice President    9 years                      Senior Vice President, Baron Capital,
767 Fifth Avenue                 and Portfolio Manager                                 Inc., Baron Capital Group, Inc., BAMCO,
New York, NY 10153                                                                     Inc., (2003-Present)(Vice President, 1997-
DOB: April 30, 1959                                                                    2003), Portfolio Manager, Baron Small Cap
                                                                                       Fund (1997-Present); General Partner, HPB
                                                                                       Associates, LP (1984-1996) (investment
                                                                                       partnership).

Andrew Peck                      Vice President and       3 years                      Vice President and Co-Portfolio Manager,
767 Fifth Avenue                 Co-Portfolio Manager                                  Baron Asset Fund (2003-Present), Analyst,
New York, NY 10153                                                                     Baron Capital, Inc. (1998-Present).
DOB: March 25, 1969

Susan Robbins                    Vice President           18 years                     Senior Analyst, Vice President and
767 Fifth Avenue                                                                       Director, Baron Capital, Inc. (1982-
New York, NY 10153                                                                     Present), Baron Capital Management, Inc.
DOB: October 19, 1954                                                                  (1984-Present).

Mitchell J. Rubin                Vice President and       5 years                      Vice President and Senior Analyst, Baron
767 Fifth Avenue                 Portfolio Manager                                     Capital, Inc. (1997-Present), Portfolio
New York, NY 10153                                                                     Manager of Baron iOpportunity Fund (2000-
DOB: September 22, 1966                                                                Present); Portfolio Manager of Baron Fifth
                                                                                       Avenue Growth Fund (2004-Present).

Peggy C. Wong                    Treasurer and Chief      18 years                     Treasurer and Chief Financial Officer,
767 Fifth Avenue                 Financial Officer                                     Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                                                     Inc., BAMCO, Inc. and Baron Capital
DOB: April 30, 1961                                                                    Management, Inc. (1987-Present).

OFFICERS OF THE FUNDS
NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Clifford Greenberg               None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1959

Andrew Peck                      None
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969

Susan Robbins                    None
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954

Mitchell J. Rubin                None
767 Fifth Avenue
New York, NY 10153
DOB: September 22, 1966

Peggy C. Wong                    None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961

-------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
++   Members of the Audit Committee.
^    Members of the Nominating Committee.
**  Members of the Independent Committee.

[REGISTERED CASTLE LOGO]

B A R O N
F U N D S(r)























                                                                           SEP05

Item 2. Code of Ethics.

        Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Funds will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup is an "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year October 1, 2004 to September 30, 2005 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended September 30, 2005:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Asset                        $42,239                       $7,000
Baron Growth Fund                   43,376                        6,500
Baron Small Cap Fund                36,713                        5,400
Baron iOpportunity Fund             19,016                        5,400
Baron Fifth Avenue Growth Fund      18,006                        5,000

     Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

     Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

        NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

        NOT APPLICABLE>

Item 11. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE
            Current copy of the Funds Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON INVESTMENT FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: December 8, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: December 8, 2005



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: December 8, 2005


A signed original of this written statement has been provided to Baron Asset Fund and will be retained by Baron Asset and furnished to the Securities and Exchange Commission or its staff upon request.